GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 10.8%
Automobiles & Components – 0.1%
1,200	Aptiv plc	$ 59,088
1,400	Bayerische Motoren Werke AG	71,469
4,800	BorgWarner, Inc.	116,976
300	Bridgestone Corp.	9,183
1,900	Cie Generale des Etablissements Michelin SCA	166,411
1,600	Continental AG	114,077
3,700	Daimler AG (Registered)	110,497
200	Denso Corp.	6,391
2,800	Faurecia SE	81,989
600	Ferrari NV	92,421
19,100	Fiat Chrysler Automobiles NV	136,350
30,500	Ford Motor Co.	147,315
32,902	General Motors Co.	683,704
200	Hella GmbH & Co. KGaA	5,736
3,000	Honda Motor Co. Ltd.	67,129
1,200	Isuzu Motors Ltd.	7,941
100	Koito Manufacturing Co. Ltd.	3,362
200	Mitsubishi Motors Corp.	564
100	Nifco, Inc.	1,791
1,400	Nissan Motor Co. Ltd.	4,684
400	NOK Corp.	4,381
31,000	Pirelli & C SpA	109,374
2,300	Renault SA	43,711
200	Stanley Electric Co. Ltd.	3,926
1,200	Sumitomo Electric Industries Ltd.	12,538
3,000	Sumitomo Rubber Industries Ltd.	28,178
4,400	TI Fluid Systems plc	8,034
1,600	Tokai Rika Co. Ltd.	19,780
700	Toyoda Gosei Co. Ltd.	11,913
1,100	Toyota Boshoku Corp.	13,011
500	Toyota Industries Corp.	23,840
1,400	Toyota Motor Corp.	84,371
500	TS Tech Co. Ltd.	11,747
5,900	Valeo SA	96,027
400	Yamaha Motor Co. Ltd.	4,810
1,300	Yokohama Rubber Co. Ltd. (The)	16,116

		2,378,835

Banks – 0.5%
1,200	77 Bank Ltd. (The)	15,414
33,500	Banco Bilbao Vizcaya Argentaria SA	103,735
93,000	Banco BPM SpA*	119,968
66,800	Banco Santander SA	158,905
139,489	Bank of America Corp.	2,961,352
100	Bank of Georgia Group plc*	1,135
27,600	Bank of Ireland Group plc	51,448
200	Bank of Kyoto Ltd. (The)	6,338
1,400	Bankinter SA	5,079
56,400	Barclays plc	64,095
5,200	BNP Paribas SA	151,815
1,100	Chiba Bank Ltd. (The)	4,789
300	Chugoku Bank Ltd. (The)	2,661
40,098	CIT Group, Inc.	692,092
9,600	Citigroup, Inc.	404,352
48,262	Citizens Financial Group, Inc.	907,808
4,900	Comerica, Inc.	143,766
2,100	Concordia Financial Group Ltd.	6,112
17,000	Credit Agricole SA	120,290
15,200	Cullen/Frost Bankers, Inc.	848,008

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
800	Daishi Hokuetsu Financial Group, Inc.	$ 17,385
28,100	East West Bancorp, Inc.	723,294
400	Erste Group Bank AG	7,323
8,900	Fifth Third Bancorp	132,165
2,700	FinecoBank Banca Fineco SpA	24,292
300	Fukuoka Financial Group, Inc.	3,957
4,700	Gunma Bank Ltd. (The)	14,186
3,100	Hachijuni Bank Ltd. (The)	11,169
3,200	Hiroshima Bank Ltd. (The)	13,324
2,200	Hokuhoku Financial Group, Inc.	19,591
44,400	HSBC Holdings plc	249,251
9,700	Huntington Bancshares, Inc.	79,637
16,000	ING Groep NV	81,986
12,700	Intesa Sanpaolo SpA	20,549
1,400	Iyo Bank Ltd. (The)	7,040
37,100	JPMorgan Chase & Co.	3,340,113
400	KBC Group NV	18,150
5,400	KeyCorp	55,998
2,500	Kyushu Financial Group, Inc.	9,519
500	M&T Bank Corp.	51,715
9,600	Mebuki Financial Group, Inc.	19,472
15,900	Mitsubishi UFJ Financial Group, Inc.	59,491
3,100	Nishi-Nippon Financial Holdings, Inc.	17,390
1,100	OneSavings Bank plc	3,428
300	Paragon Banking Group plc	1,227
1,100	PNC Financial Services Group, Inc. (The)	105,292
19,700	Popular, Inc.	689,500
7,300	Raiffeisen Bank International AG	105,005
73,100	Regions Financial Corp.	655,707
5,300	Resona Holdings, Inc.	15,891
66,800	Royal Bank of Scotland Group plc	92,109
600	Seven Bank Ltd.	1,549
200	Shiga Bank Ltd. (The)	4,735
900	Shinsei Bank Ltd.	11,920
700	Shizuoka Bank Ltd. (The)	4,250
6,800	Societe Generale SA	111,399
800	Sumitomo Mitsui Trust Holdings, Inc.	22,984
200	SVB Financial Group*	30,216
38,200	Synovus Financial Corp.	670,792
200	TBC Bank Group plc	1,783
38,000	TCF Financial Corp.	861,080
1,200	US Bancorp	41,340
37,130	Wells Fargo & Co.	1,065,631
2,900	Yamaguchi Financial Group, Inc.	16,352

		16,258,349

Capital Goods – 0.6%
9,189	3M Co.	1,254,390
200	Aalberts NV	4,792
5,588	ACS Actividades de Construccion y Servicios SA	110,974
1,777	Allegion plc	163,520
2,300	Alstom SA	94,972
400	Amada Holdings Co. Ltd.	3,135
1,300	AMETEK, Inc.	93,626
700	ANDRITZ AG	21,931

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
2,700	AO Smith Corp.	$ 102,087
12,200	Arconic, Inc.	195,932
1,100	Ashtead Group plc	23,775
8,600	BAE Systems plc	55,255
4,654	Boeing Co. (The)	694,098
1,300	Brenntag AG	47,232
1,400	Bunzl plc	28,023
1,700	Caterpillar, Inc.	197,268
3,700	Cie de Saint-Gobain	88,783
500	COMSYS Holdings Corp.	12,805
1,900	Cummins, Inc.	257,108
300	Daikin Industries Ltd.	36,214
500	DCC plc	31,226
1,100	Diploma plc	22,024
1,000	DMG Mori Co. Ltd.	8,293
100	Dover Corp.	8,394
2,500	Eaton Corp. plc	194,225
1,200	Eiffage SA	85,180
2,600	Emerson Electric Co.	123,890
600	Fastenal Co.	18,750
1,300	Ferguson plc	80,382
5,700	Ferrovial SA	135,299
1,000	Flowserve Corp.	23,890
2,000	Fortive Corp.	110,380
3,800	Fortune Brands Home & Security, Inc.	164,350
1,300	Fujikura Ltd.	3,728
100	Furukawa Electric Co. Ltd.	1,802
3,900	Galliford Try Holdings plc	6,259
200	GEA Group AG	4,132
200	Glory Ltd.	4,595
500	GS Yuasa Corp.	6,691
1,700	Hanwa Co. Ltd.	26,323
50,635	HD Supply Holdings, Inc.*	1,439,553
1,600	Hino Motors Ltd.	8,533
500	HOCHTIEF AG	32,830
9,300	Honeywell International, Inc.	1,244,247
100	Hoshizaki Corp.	7,480
2,600	Howden Joinery Group plc	16,356
700	Huntington Ingalls Industries, Inc.	127,547
400	Illinois Tool Works, Inc.	56,848
200	IMCD NV	14,352
1,800	IMI plc	16,617
5,400	ITOCHU Corp.	111,751
2,300	JGC Holdings Corp.	18,359
900	John Laing Group plc	3,750
900	Kinden Corp.	13,243
600	Kingspan Group plc	32,355
600	KION Group AG	25,823
100	Knorr-Bremse AG	8,792
2,300	Kone OYJ Class B	128,802
900	Kyowa Exeo Corp.	19,958
900	Kyudenko Corp.	24,249
1,200	Legrand SA	76,538
1,300	LIXIL Group Corp.	16,018
7,400	Marubeni Corp.	36,727
2,400	Masco Corp.	82,968
6,500	Meggitt plc	23,365
9,500	Melrose Industries plc	10,557
700	MINEBEA MITSUMI, Inc.	10,339
200	MISUMI Group, Inc.	4,326
2,800	Mitsubishi Corp.	59,226
2,400	Mitsubishi Electric Corp.	29,319

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
200	Mitsubishi Heavy Industries Ltd.	$ 5,040
2,000	Mitsui & Co. Ltd.	27,767
500	Miura Co. Ltd.	17,681
100	MonotaRO Co. Ltd.	2,642
500	MTU Aero Engines AG	72,299
200	Nabtesco Corp.	4,575
300	Nagase & Co. Ltd.	3,526
200	NGK Insulators Ltd.	2,603
200	Nidec Corp.	10,307
1,300	NSK Ltd.	8,275
700	NTN Corp.	1,210
2,600	Obayashi Corp.	22,062
1,292	Parker-Hannifin Corp.	167,611
1,100	Penta-Ocean Construction Co. Ltd.	5,759
2,268	Polypipe Group plc	12,783
900	Prysmian SpA	14,289
150,013	Quanta Services, Inc.	4,759,913
12,200	Rexel SA	89,833
100	Rheinmetall AG	6,950
200	Rockwell Automation, Inc.	30,182
5,700	Rolls-Royce Holdings plc*	24,091
2,600	Roper Technologies, Inc.	810,706
2,600	Rotork plc	6,879
700	Sanwa Holdings Corp.	5,436
2,000	Schneider Electric SE	169,046
2,500	Senior plc	2,163
2,400	Shimizu Corp.	18,676
2,400	Siemens AG (Registered)	200,964
3,600	Siemens Gamesa Renewable Energy SA	53,122
10,200	SIG plc	2,915
2,900	Signify NV	56,203
100	SMC Corp.	41,924
700	Smiths Group plc	10,554
1,200	Snap-on, Inc.	130,584
13,200	Sojitz Corp.	30,949
400	Spirax-Sarco Engineering plc	40,157
33,651	Spirit AeroSystems Holdings, Inc. Class A	805,268
1,000	Stanley Black & Decker, Inc.	100,000
3,600	Sumitomo Corp.	41,055
200	THK Co. Ltd.	4,030
100	TOTO Ltd.	3,299
1,300	Toyota Tsusho Corp.	30,367
1,300	Trane Technologies plc	107,367
3,000	TransDigm Group, Inc.	960,570
1,300	Travis Perkins plc	14,132
600	Ultra Electronics Holdings plc	14,845
10,660	United Rentals, Inc.*	1,096,914
9,800	United Technologies Corp.	924,434
300	Ushio, Inc.	2,855
400	Valmet OYJ	7,765
2,500	Vesuvius plc	10,011
3,100	Vinci SA	253,299
3,100	Westinghouse Air Brake Technologies Corp.	149,203
200	WW Grainger, Inc.	49,700
600	Xylem, Inc.	39,078

		19,730,429

Commercial & Professional Services – 0.2%
3,400	Aggreko plc	20,320

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
4,500	Cintas Corp.	$ 779,490
5,835	Copart, Inc.*	399,814
1,500	CoStar Group, Inc.*	880,815
800	Dai Nippon Printing Co. Ltd.	17,001
200	Elis SA	1,884
1,600	Equifax, Inc.	191,120
2,000	Experian plc	55,583
2,300	HomeServe plc	29,959
6,400	IHS Markit Ltd.	384,000
200	Intertek Group plc	11,685
1,500	Kokuyo Co. Ltd.	20,884
300	Meitec Corp.	11,897
11,300	Nielsen Holdings plc	141,702
400	Nihon M&A Center, Inc.	10,894
1,400	Pagegroup plc	6,285
100	Park24 Co. Ltd.	1,474
200	PayPoint plc	1,331
800	Persol Holdings Co. Ltd.	8,005
2,000	Randstad NV*	70,584
2,100	Recruit Holdings Co. Ltd.	54,246
4,100	RELX plc	87,504
6,700	Rentokil Initial plc	31,999
3,100	Republic Services, Inc.	232,686
3,625	Robert Half International, Inc.	136,844
700	Rollins, Inc.	25,298
11,400	Serco Group plc*	17,217
300	SMS Co. Ltd.	5,786
200	Sohgo Security Services Co. Ltd.	9,708
5,500	SPIE SA	55,323
29,139	Stericycle, Inc.*	1,415,573
300	Teleperformance	62,135
1,600	Toppan Printing Co. Ltd.	24,429
2,184	Verisk Analytics, Inc.	304,406
2,900	Waste Management, Inc.	268,424
300	Wolters Kluwer NV	21,235

		5,797,540

Consumer Durables & Apparel – 0.2%
800	adidas AG	177,622
400	Asics Corp.	3,693
400	Bandai Namco Holdings, Inc.	19,401
3,100	Barratt Developments plc	16,757
800	Bellway plc	21,194
500	Berkeley Group Holdings plc	22,317
300	Burberry Group plc	4,876
6,000	Capri Holdings Ltd.*	64,740
1,300	Casio Computer Co. Ltd.	18,189
4,200	Coats Group plc	2,187
6,000	Countryside Properties plc	21,116
3,100	Crest Nicholson Holdings plc	6,693
8,600	DR Horton, Inc.	292,400
2,200	EssilorLuxottica SA	232,925
1,300	Fujitsu General Ltd.	23,397
500	Games Workshop Group plc	26,561
17,362	Hanesbrands, Inc.	136,639
1,000	Hasbro, Inc.	71,550
200	Haseko Corp.	2,127
100	Hermes International	68,041
2,200	HUGO BOSS AG	55,071
100	Kering SA	52,141
2,700	Leggett & Platt, Inc.	72,036
6,667	Lennar Corp. Class A	254,679
5,400	Lululemon Athletica, Inc.*	1,023,570

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
700	LVMH Moet Hennessy Louis Vuitton SE	$ 256,726
4,700	McCarthy & Stone plc	3,726
1,300	Mohawk Industries, Inc.*	99,112
300	Moncler SpA	10,902
8,078	Newell Brands, Inc.	107,276
100	NVR, Inc.*	256,911
1,200	Panasonic Corp.	9,084
14,630	PulteGroup, Inc.	326,542
1,300	Puma SE	76,382
14,500	PVH Corp.	545,780
1,000	Ralph Lauren Corp.	66,830
3,442	Redrow plc	15,258
100	Rinnai Corp.	7,049
100	Sangetsu Corp.	1,480
900	SEB SA	111,470
200	Sekisui Chemical Co. Ltd.	2,635
4,100	Sekisui House Ltd.	67,617
2,600	Sony Corp.	154,007
2,200	Tapestry, Inc.	28,490
8,700	Taylor Wimpey plc	12,519
16,670	Under Armour, Inc. Class A*	153,531
10,161	Under Armour, Inc. Class C*	81,898
2,415	Vistry Group plc	17,214
1,000	Whirlpool Corp.	85,800

		5,188,161

Consumer Services – 0.1%
400	888 Holdings plc	611
700	Accor SA	18,806
300	Benesse Holdings, Inc.	7,634
1,500	Carnival Corp.	19,755
700	Chipotle Mexican Grill, Inc.*	458,080
200	Colowide Co. Ltd.	3,024
6,100	Compass Group plc	95,039
901	Darden Restaurants, Inc.	49,069
800	Flutter Entertainment plc	71,730
36,400	frontdoor, Inc.*	1,265,992
800	Greggs plc	15,920
6,000	GVC Holdings plc	41,560
3,598	H&R Block, Inc.	50,660
900	Hilton Worldwide Holdings, Inc.	61,416
200	J D Wetherspoon plc	2,186
1,400	Las Vegas Sands Corp.	59,458
9,900	Marston’s plc	5,008
2,000	McDonald’s Corp.	330,700
5,100	MGM Resorts International	60,180
1,400	Mitchells & Butlers plc*	3,131
2,100	Norwegian Cruise Line Holdings Ltd.*	23,016
300	Oriental Land Co. Ltd.	38,297
5,300	Playtech plc	11,002
1,600	Rank Group plc	2,568
100	Resorttrust, Inc.	977
600	Royal Caribbean Cruises Ltd.	19,302
2,100	Skylark Holdings Co. Ltd.	31,132
1,000	Sodexo SA	67,155
600	SSP Group plc	2,261
1,200	Yoshinoya Holdings Co. Ltd.	23,141
900	Yum! Brands, Inc.	61,677

		2,900,487

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – 0.4%
2,500	3i Group plc	$ 24,224
4,300	Acom Co. Ltd.	17,462
2,200	AJ Bell plc	8,366
800	American Express Co.	68,488
500	Ameriprise Financial, Inc.	51,240
5,700	Ashmore Group plc	25,099
7,000	Bank of New York Mellon Corp. (The)	235,760
10,433	Berkshire Hathaway, Inc. Class B*	1,907,465
900	Brewin Dolphin Holdings plc	2,443
19,500	Capital One Financial Corp.	983,190
1,800	Cboe Global Markets, Inc.	160,650
34,600	Charles Schwab Corp. (The)	1,163,252
400	Close Brothers Group plc	5,562
1,100	CME Group, Inc.	190,201
1,000	Credit Saison Co. Ltd.	11,602
800	Deutsche Boerse AG	109,907
4,000	Discover Financial Services	142,680
300	E*TRADE Financial Corp.	10,296
300	Euronext NV	22,090
2,200	EXOR NV	113,386
5,700	Franklin Resources, Inc.	95,133
600	Hargreaves Lansdown plc	10,195
400	Hitachi Capital Corp.	7,524
600	IG Group Holdings plc	5,148
2,800	IntegraFin Holdings plc	15,012
22,636	Interactive Brokers Group, Inc. Class A	977,196
4,000	Intercontinental Exchange, Inc.	323,000
2,600	Intermediate Capital Group plc	28,697
15,865	Invesco Ltd.	144,054
21,400	Investec plc	39,867
200	Japan Exchange Group, Inc.	3,510
46,400	Jefferies Financial Group, Inc.	634,288
4,200	Jupiter Fund Management plc	10,298
82,400	M&G plc*	114,619
4,200	Man Group plc	6,427
1,600	MarketAxess Holdings, Inc.	532,112
2,500	Mitsubishi UFJ Lease & Finance Co. Ltd.	12,237
8,085	Moody’s Corp.	1,709,978
8,200	Morgan Stanley	278,800
600	MSCI, Inc.	173,376
34,900	Natixis SA	111,130
6,200	Nomura Holdings, Inc.	26,165
4,200	ORIX Corp.	50,109
1,200	Plus500 Ltd.	15,873
400	Raymond James Financial, Inc.	25,280
2,000	S&P Global, Inc.	490,100
800	Sanne Group plc	6,150
300	SBI Holdings, Inc.	4,371
500	Schroders plc	15,286
700	St James’s Place plc	6,537
14,312	Standard Life Aberdeen plc	39,498
1,800	State Street Corp.	95,886
14,026	Synchrony Financial	225,678
600	T. Rowe Price Group, Inc.	58,590

		11,545,487

Energy – 0.2%
1,300	Apache Corp.	5,434
6,200	Baker Hughes Co.	65,100
61,700	BP plc	253,028

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
14,600	Cabot Oil & Gas Corp.	$ 250,974
5,300	Cairn Energy plc*	5,024
20,730	Cheniere Energy, Inc.*	694,455
5,300	Chevron Corp.	384,038
23,500	ConocoPhillips	723,800
1,200	Devon Energy Corp.	8,292
632	Energean Oil & Gas plc*	4,501
2,100	Eni SpA	20,869
3,071	EOG Resources, Inc.	110,310
1,700	Helmerich & Payne, Inc.	26,605
8,100	HollyFrontier Corp.	198,531
7,800	Hunting plc	16,629
3,000	John Wood Group plc	5,709
8,900	JXTG Holdings, Inc.	30,326
25,100	Marathon Petroleum Corp.	592,862
9,400	National Oilwell Varco, Inc.	92,402
600	Neste OYJ	19,949
1,600	OMV AG	43,787
15,600	ONEOK, Inc.	340,236
50,873	PBF Energy, Inc. Class A	360,181
4,000	Petrofac Ltd.	9,575
300	Phillips 66	16,095
42,625	Premier Oil plc*	8,798
411,401	Range Resources Corp.(a)	937,994
11,114	Repsol SA	99,151
35,700	Saipem SpA*	86,069
10,200	TOTAL SA	384,324
333,200	Tullow Oil plc	42,299
3,700	Valero Energy Corp.	167,832
77,547	Williams Cos., Inc. (The)	1,097,290

		7,102,469

Food & Staples Retailing – 0.1%
2,000	Aeon Co. Ltd.	44,308
100	Ain Holdings, Inc.	5,878
9,677	Carrefour SA	153,422
1,100	Casino Guichard Perrachon SA(a)	42,097
200	Colruyt SA	10,842
3,600	Costco Wholesale Corp.	1,026,468
64,700	J Sainsbury plc	167,405
2,000	Jeronimo Martins SGPS SA	36,098
600	Kesko OYJ Class B	33,929
800	Kobe Bussan Co. Ltd.	31,440
9,700	Koninklijke Ahold Delhaize NV	225,977
15,100	Kroger Co. (The)	454,812
400	Lawson, Inc.	21,956
13,400	METRO AG	114,130
1,700	Seven & i Holdings Co. Ltd.	56,142
200	Sugi Holdings Co. Ltd.	10,710
400	Sundrug Co. Ltd.	12,818
6,300	Sysco Corp.	287,469
48,900	Tesco plc	138,095
200	Tsuruha Holdings, Inc.	26,370
32,964	US Foods Holding Corp.*	583,792
8,900	Walgreens Boots Alliance, Inc.	407,175
5,500	Walmart, Inc.	624,910
400	Welcia Holdings Co. Ltd.	28,087
63,300	Wm Morrison Supermarkets plc	138,289

		4,682,619

Food, Beverage & Tobacco – 0.2%
100	AG Barr plc	597

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
900	Ajinomoto Co., Inc.	$ 16,771
4,100	Anheuser-Busch InBev SA/NV	181,097
3,300	Archer-Daniels-Midland Co.	116,094
700	Asahi Group Holdings Ltd.	22,710
300	Associated British Foods plc	6,720
200	Bakkavor Group plc	265
8,800	British American Tobacco plc	299,774
600	Britvic plc	5,200
7,000	Brown-Forman Corp. Class B	388,570
4,360	C&C Group plc	10,617
100	Calbee, Inc.	2,699
10,800	Campbell Soup Co.	498,528
100	Coca-Cola Bottlers Japan Holdings, Inc.	2,052
11,700	Coca-Cola Co. (The)	517,725
600	Coca-Cola HBC AG	12,868
9,712	Conagra Brands, Inc.	284,950
600	Constellation Brands, Inc. Class A	86,016
500	Cranswick plc	22,889
3,400	Danone SA	217,594
1,200	Diageo plc	38,052
300	Fuji Oil Holdings, Inc.	7,220
9,755	General Mills, Inc.	514,771
2,000	Glanbia plc	21,771
2,600	Greencore Group plc	5,309
200	Heineken Holding NV	15,586
800	Heineken NV	67,891
3,200	Hershey Co. (The)	424,000
2,900	Hormel Foods Corp.	135,256
4,100	Imperial Brands plc	75,667
2,700	JM Smucker Co. (The)	299,700
600	Kerry Group plc Class A	69,615
400	Kewpie Corp.	8,006
9,200	Kraft Heinz Co. (The)	227,608
2,600	Lamb Weston Holdings, Inc.	148,460
500	Maruha Nichiro Corp.	10,434
3,145	McCormick & Co., Inc. (Non-Voting)	444,106
100	Megmilk Snow Brand Co. Ltd.	2,271
6,732	Molson Coors Beverage Co. Class B	262,615
5,614	Mondelez International, Inc. Class A	281,149
700	Monster Beverage Corp.*	39,382
100	NH Foods Ltd.	3,480
300	Nichirei Corp.	8,447
4,500	PepsiCo, Inc.	540,450
800	Sapporo Holdings Ltd.	14,714
300	Suntory Beverage & Food Ltd.	11,337
6,600	Tate & Lyle plc	53,697
8,100	Tyson Foods, Inc. Class A	468,747
500	Yamazaki Baking Co. Ltd.	10,421

		6,903,898

Health Care Equipment & Services – 0.8%
22,000	Abbott Laboratories	1,736,020
800	Alfresa Holdings Corp.	14,889
3,153	AmerisourceBergen Corp.	279,040
3,400	Amplifon SpA	69,065
7,007	Anthem, Inc.	1,590,869
300	Asahi Intecc Co. Ltd.	7,420
18,900	Baxter International, Inc.	1,534,491
700	Becton Dickinson and Co.	160,839

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,300	Boston Scientific Corp.*	$ 42,419
4,900	Cardinal Health, Inc.	234,906
300	Carl Zeiss Meditec AG	28,566
27,900	Centene Corp.*	1,657,539
3,900	Cerner Corp.	245,661
10,000	Cigna Corp.	1,771,800
42,880	ConvaTec Group plc	98,592
24,200	CVS Health Corp.	1,435,786
17,721	Danaher Corp.	2,452,764
4,100	DaVita, Inc.*	311,846
1,800	Dentsply Sirona, Inc.	69,894
200	DiaSorin SpA	26,363
3,300	Fresenius Medical Care AG & Co. KGaA	215,411
6,100	Fresenius SE & Co. KGaA	227,119
13,400	Guardant Health, Inc.*	932,640
10,500	HCA Healthcare, Inc.	943,425
5,100	Henry Schein, Inc.*	257,652
2,300	Hologic, Inc.*	80,730
700	Hoya Corp.	59,522
200	IDEXX Laboratories, Inc.*	48,448
3,700	Koninklijke Philips NV	151,912
1,687	Laboratory Corp. of America Holdings*	213,220
1,700	M3, Inc.	50,145
1,300	Mani, Inc.	31,884
2,714	McKesson Corp.	367,096
10,472	Mediclinic International plc	34,677
1,400	Medipal Holdings Corp.	26,160
30,800	Medtronic plc	2,777,544
300	Miraca Holdings, Inc.	6,322
1,700	Olympus Corp.	24,506
1,800	Quest Diagnostics, Inc.	144,540
2,400	ResMed, Inc.	353,496
100	Ship Healthcare Holdings, Inc.	4,082
2,900	Smith & Nephew plc	51,088
300	Suzuken Co. Ltd.	10,900
600	Toho Holdings Co. Ltd.	12,560
7,400	UDG Healthcare plc	57,576
9,400	UnitedHealth Group, Inc.	2,344,172
2,600	Universal Health Services, Inc. Class B	257,608
9,400	Zimmer Biomet Holdings, Inc.	950,152

		24,403,356

Household & Personal Products – 0.0%
400	Beiersdorf AG	40,276
3,400	Church & Dwight Co., Inc.	218,212
22,001	Coty, Inc. Class A	113,525
200	Kao Corp.	16,294
2,300	Kimberly-Clark Corp.	294,101
100	Lion Corp.	2,133
300	L’Oreal SA	77,643
100	Pola Orbis Holdings, Inc.	1,839
6,500	Procter & Gamble Co. (The)	715,000
400	PZ Cussons plc	946
100	Rohto Pharmaceutical Co. Ltd.	2,732
700	Unilever plc	35,301

		1,518,002

Insurance – 0.1%
300	Admiral Group plc	8,262
68,700	Aegon NV	171,572

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
4,900	Aflac, Inc.	$ 167,776
1,900	Ageas	79,177
300	Allianz SE (Registered)	51,089
4,100	Allstate Corp. (The)	376,093
7,800	American International Group, Inc.	189,150
512	Aon plc	84,500
1,900	ASR Nederland NV	47,772
12,300	Assicurazioni Generali SpA	166,601
700	Assurant, Inc.	72,863
44,900	Aviva plc	147,620
400	Beazley plc	1,929
2,000	Cincinnati Financial Corp.	150,900
13,800	CNP Assurances	133,620
1,800	Dai-ichi Life Holdings, Inc.	21,375
1,300	Direct Line Insurance Group plc	4,746
1,700	Everest Re Group Ltd.	327,114
400	Hannover Rueck SE	56,482
6,200	Hartford Financial Services Group, Inc. (The)	218,488
3,800	Japan Post Holdings Co. Ltd.	29,726
1,300	Japan Post Insurance Co. Ltd.	16,062
900	Lancashire Holdings Ltd.	6,937
3,900	Legal & General Group plc	9,215
5,700	Lincoln National Corp.	150,024
2,700	Loews Corp.	94,041
9,800	Mapfre SA	16,625
900	Marsh & McLennan Cos., Inc.	77,814
700	MS&AD Insurance Group Holdings, Inc.	19,531
800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	160,856
6,700	Poste Italiane SpA	56,393
6,800	Principal Financial Group, Inc.	213,112
3,000	Progressive Corp. (The)	221,520
5,100	Prudential Financial, Inc.	265,914
1,400	Prudential plc	17,542
800	Sabre Insurance Group plc	2,840
100	Sompo Holdings, Inc.	3,082
700	Sony Financial Holdings, Inc.	11,754
1,100	T&D Holdings, Inc.	8,917
200	Tokio Marine Holdings, Inc.	9,151
1,700	Travelers Cos., Inc. (The)	168,895
14,500	Unum Group	217,645
2,600	WR Berkley Corp.	135,642

		4,390,367

Materials – 0.3%
200	ADEKA Corp.	2,490
2,020	Air Liquide SA	257,848
1,100	Air Products & Chemicals, Inc.	219,571
100	Air Water, Inc.	1,370
477	Akzo Nobel NV	31,372
4,600	Anglo American plc	80,609
3,300	Antofagasta plc	31,517
9,200	ArcelorMittal SA	86,852
900	Arkema SA	61,447
700	Avery Dennison Corp.	71,309
2,800	Ball Corp.	181,048
16,400	Celanese Corp.	1,203,596
7,700	Centamin plc	11,432
2,400	CF Industries Holdings, Inc.	65,280

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2,100	Covestro AG	$ 63,731
8,500	CRH plc	230,241
300	Daicel Corp.	2,183
3,600	Dow, Inc.	105,264
300	Dowa Holdings Co. Ltd.	7,832
1,785	Eastman Chemical Co.	83,145
200	Ecolab, Inc.	31,166
500	Essentra plc	1,619
1,300	Evonik Industries AG	27,148
12,500	Evraz plc	35,764
33,000	Ferrexpo plc	47,348
300	FMC Corp.	24,507
60,000	Glencore plc*	90,813
78,300	Graphic Packaging Holding Co.	955,260
2,400	HeidelbergCement AG	102,535
100	Hill & Smith Holdings plc	1,175
2,000	Hitachi Metals Ltd.	20,993
400	Huhtamaki OYJ	12,807
3,800	Ibstock plc	7,135
3,800	International Paper Co.	118,294
6,400	K+S AG (Registered)(a)	36,823
900	Kansai Paint Co. Ltd.	17,071
500	Koninklijke DSM NV	56,244
200	Kuraray Co. Ltd.	2,012
700	LANXESS AG	27,863
6,447	Linde plc	1,115,857
2,000	LyondellBasell Industries NV Class A	99,260
3,000	Marshalls plc	21,817
5,400	Martin Marietta Materials, Inc.	1,021,842
4,300	Mitsubishi Chemical Holdings Corp.	25,534
600	Mitsubishi Gas Chemical Co., Inc.	6,475
700	Mitsubishi Materials Corp.	14,310
800	Mitsui Chemicals, Inc.	15,058
500	Mitsui Mining & Smelting Co. Ltd.	8,303
1,600	Mosaic Co. (The)	17,312
9,300	Newmont Corp.	421,104
3,000	Nippon Light Metal Holdings Co. Ltd.	4,671
600	Nippon Paint Holdings Co. Ltd.	31,231
200	Nippon Shokubai Co. Ltd.	9,129
100	Nissan Chemical Corp.	3,622
100	Nitto Denko Corp.	4,442
3,600	Nucor Corp.	129,672
1,000	Oji Holdings Corp.	5,316
1,000	Packaging Corp. of America	86,830
2,900	Polymetal International plc	49,635
1,400	PPG Industries, Inc.	117,040
1,600	Rengo Co. Ltd.	12,437
200	Rhi Magnesita NV	5,050
600	Rio Tinto plc	27,505
2,200	Sealed Air Corp.	54,362
2,400	Sherwin-Williams Co. (The)	1,102,848
300	Shin-Etsu Chemical Co. Ltd.	29,486
500	Showa Denko KK	10,258
3,200	Smurfit Kappa Group plc	90,568
1,200	Solvay SA	86,481
8,300	Stora Enso OYJ Class R	82,990
4,200	Sumitomo Chemical Co. Ltd.	12,409
100	Sumitomo Osaka Cement Co. Ltd.	2,977

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
400	Taiheiyo Cement Corp.	$ 6,813
1,400	Taiyo Nippon Sanso Corp.	20,716
500	Teijin Ltd.	8,458
400	Tokai Carbon Co. Ltd.	3,280
500	Tokuyama Corp.	9,591
400	Tokyo Ohka Kogyo Co. Ltd.	15,190
3,000	Toray Industries, Inc.	12,986
800	Tosoh Corp.	9,041
700	Toyo Seikan Group Holdings Ltd.	7,985
700	Ube Industries Ltd.	10,678
3,400	UPM-Kymmene OYJ	92,708
4,100	voestalpine AG	82,724
500	Vulcan Materials Co.	54,035
4,100	WestRock Co.	115,866
700	Wienerberger AG	10,936
100	Yamato Kogyo Co. Ltd.	1,713
400	Zeon Corp.	2,994

		9,606,259

Media & Entertainment – 1.5%
100	4imprint Group plc	2,353
36,912	Activision Blizzard, Inc.*	2,195,526
6,936	Alphabet, Inc. Class A*	8,059,285
3,135	Alphabet, Inc. Class C*	3,645,409
22,100	Altice Europe NV*	85,294
1,200	Auto Trader Group plc	6,485
26,127	Bollore SA	71,004
100	Capcom Co. Ltd.	3,136
1,600	Charter Communications, Inc. Class A*	698,096
89,460	Comcast Corp. Class A	3,075,635
600	CTS Eventim AG & Co. KGaA	27,455
20,600	Discovery, Inc. Class C*	361,324
12,600	Electronic Arts, Inc.*	1,262,142
52,281	Facebook, Inc. Class A*	8,720,471
11,600	Fox Corp. Class A	274,108
11,300	Fox Corp. Class B	258,544
5,600	Fuji Media Holdings, Inc.	55,622
2,000	Future plc	24,837
500	GungHo Online Entertainment, Inc.	6,969
6,700	Hyve Group plc	1,639
2,000	Informa plc	10,893
21,600	Interpublic Group of Cos., Inc. (The)	349,704
1,000	Kakaku.com, Inc.	18,289
2,900	Lagardere SCA	36,106
9,200	Liberty Broadband Corp. Class C*	1,018,624
36,200	Liberty Media Corp.-Liberty SiriusXM Class C*	1,144,644
42,563	Liberty Media Corp-Liberty Formula One Class A*	1,098,977
45,438	Live Nation Entertainment, Inc.*	2,065,612
3,200	Netflix, Inc.*	1,201,600
122,100	News Corp. Class A	1,095,848
3,409	News Corp. Class B	30,647
16,700	Nexstar Media Group, Inc. Class A	964,091
200	Nintendo Co. Ltd.	77,731
5,300	Nippon Television Holdings, Inc.	59,059

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
4,800	Omnicom Group, Inc.	$ 263,520
900	Pearson plc	6,161
2,600	ProSiebenSat.1 Media SE	20,401
2,448	Publicis Groupe SA	69,961
5,300	Rightmove plc	31,964
16,000	Roku, Inc.*	1,399,680
2,000	Scout24 AG	119,558
100	Shochiku Co. Ltd.	11,196
600	Square Enix Holdings Co. Ltd.	26,805
16,100	Take-Two Interactive Software, Inc.*	1,909,621
100	Telenet Group Holding NV	3,003
2,900	TV Asahi Holdings Corp.	43,952
300	Ubisoft Entertainment SA*	21,927
78,000	ViacomCBS, Inc.	1,092,780
30,745	Walt Disney Co. (The)	2,969,967
26,600	World Wrestling Entertainment, Inc. Class A	902,538
30,500	Zillow Group, Inc. Class A*	1,036,085
21,800	Zillow Group, Inc. Class C*	785,236
142,000	Zynga, Inc. Class A*	972,700

		49,694,214

Pharmaceuticals, Biotechnology & Life Sciences – 0.7%
6,600	AbbVie, Inc.	502,854
3,100	Alexion Pharmaceuticals, Inc.*	278,349
2,100	Astellas Pharma, Inc.	32,355
2,000	AstraZeneca plc	178,198
4,600	Bayer AG (Registered)	263,573
4,700	Biogen, Inc.*	1,486,986
4,200	Bio-Rad Laboratories, Inc. Class A*	1,472,352
10,600	Bristol-Myers Squibb Co.	590,844
500	Chugai Pharmaceutical Co. Ltd.	57,848
800	Daiichi Sankyo Co. Ltd.	54,941
500	Dechra Pharmaceuticals plc	14,419
200	Eisai Co. Ltd.	14,629
400	Eli Lilly & Co.	55,488
1,200	Galapagos NV*	235,653
300	Genus plc	12,123
20,332	Gilead Sciences, Inc.	1,520,020
25,800	GlaxoSmithKline plc	484,115
2,100	Grifols SA	70,261
3,400	Hikma Pharmaceuticals plc	85,498
32,400	Horizon Therapeutics plc*	959,688
1,500	Incyte Corp.*	109,845
600	Ipsen SA	30,756
17,649	Johnson & Johnson	2,314,313
100	Kaken Pharmaceutical Co. Ltd.	4,662
900	Kissei Pharmaceutical Co. Ltd.	23,074
400	Kyowa Kirin Co. Ltd.	8,940
19,500	Merck & Co., Inc.	1,500,330
600	Merck KGaA	60,577
200	Mochida Pharmaceutical Co. Ltd.	7,725
100	MorphoSys AG*	9,629
76,666	Mylan NV*	1,143,090
11,395	Neurocrine Biosciences, Inc.*	986,237
200	Nippon Shinyaku Co. Ltd.	15,661
600	Ono Pharmaceutical Co. Ltd.	13,788
800	Orion OYJ Class B	32,557
1,100	Otsuka Holdings Co. Ltd.	42,920
3,800	Perrigo Co. plc	182,742
861	PureTech Health plc*	2,577

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
600	QIAGEN NV*	$ 24,226
100	Recordati SpA	4,213
2,700	Regeneron Pharmaceuticals, Inc.*	1,318,383
14,200	Sage Therapeutics, Inc.*	407,824
2,200	Sanofi	190,465
1,800	Santen Pharmaceutical Co. Ltd.	30,891
300	Sartorius Stedim Biotech	59,866
700	Sawai Pharmaceutical Co. Ltd.	37,507
600	Shionogi & Co. Ltd.	29,556
1,500	Sumitomo Dainippon Pharma Co. Ltd.	19,472
200	Taisho Pharmaceutical Holdings Co. Ltd.	12,276
1,800	Takeda Pharmaceutical Co. Ltd.	54,807
6,950	Thermo Fisher Scientific, Inc.	1,971,020
10,000	United Therapeutics Corp.*	948,250
11,027	Zoetis, Inc.	1,297,768

		21,266,141

Real Estate – 0.3%
200	Aedifica SA (REIT)	20,760
1,100	Alexandria Real Estate Equities, Inc. (REIT)	150,766
1,100	alstria office REIT-AG (REIT)	15,786
12,147	American Tower Corp. (REIT)	2,645,009
1,900	Aroundtown SA	9,510
12,028	Assura plc (REIT)	12,468
400	AvalonBay Communities, Inc. (REIT)	58,868
500	Big Yellow Group plc (REIT)	6,186
200	Boston Properties, Inc. (REIT)	18,446
100	CLS Holdings plc	240
100	Cofinimmo SA (REIT)	12,987
400	Covivio (REIT)	22,464
11,100	Crown Castle International Corp. (REIT)	1,602,840
600	Derwent London plc (REIT)	24,237
2,800	Duke Realty Corp. (REIT)	90,664
3,190	Equinix, Inc. (REIT)	1,992,378
2,200	Equity Residential (REIT)	135,762
300	Essex Property Trust, Inc. (REIT)	66,072
3,200	Extra Space Storage, Inc. (REIT)	306,432
3,400	GCP Student Living plc (REIT)	5,565
300	Gecina SA (REIT)	39,477
5,000	Grainger plc	15,912
2,600	Great Portland Estates plc (REIT)	21,905
7,000	Healthpeak Properties, Inc. (REIT)	166,950
5,800	Host Hotels & Resorts, Inc. (REIT)	64,032
8,400	Howard Hughes Corp. (The)*	424,368
1,200	Hulic Co. Ltd.	12,144
600	ICADE (REIT)	47,093
300	IMMOFINANZ AG*	5,432
2,200	Inmobiliaria Colonial SOCIMI SA (REIT)	20,739
400	Iron Mountain, Inc. (REIT)	9,520
9,000	IWG plc	19,189
1,200	Kojamo OYJ	22,662

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
5,615	LondonMetric Property plc (REIT)	$ 12,247
7,500	LXI REIT plc (REIT)	10,037
400	Merlin Properties Socimi SA (REIT)	3,019
3,300	Mid-America Apartment Communities, Inc. (REIT)	339,999
400	Mitsubishi Estate Co. Ltd.	5,908
1,100	Nomura Real Estate Holdings, Inc.	17,799
600	Open House Co. Ltd.	12,346
11,420	Primary Health Properties plc (REIT)	22,675
5,400	Prologis, Inc. (REIT)	433,998
800	Public Storage (REIT)	158,888
2,100	Realty Income Corp. (REIT)	104,706
1,300	Safestore Holdings plc (REIT)	10,280
1,200	Savills plc	12,220
5,056	SBA Communications Corp. (REIT)	1,364,968
5,033	Segro plc (REIT)	47,579
300	Simon Property Group, Inc. (REIT)	16,458
3,600	Sirius Real Estate Ltd.	2,947
700	St Modwen Properties plc	2,859
200	Sumitomo Realty & Development Co. Ltd.	4,884
400	TAG Immobilien AG*	7,867
1,700	Tokyo Tatemono Co. Ltd.	18,006
1,700	Tokyu Fudosan Holdings Corp.	8,165
800	Tritax Big Box REIT plc (REIT)	1,114
2,537	UNITE Group plc (The) (REIT)	25,318
1,500	Vonovia SE	74,615
1,000	Warehouses De Pauw CVA (REIT)	28,545
3,300	Welltower, Inc. (REIT)	151,074
1,500	Weyerhaeuser Co. (REIT)	25,425
700	Workspace Group plc (REIT)	6,567

		10,997,376

Retailing – 0.6%
100	ABC-Mart, Inc.	5,005
1,000	Advance Auto Parts, Inc.	93,320
4,276	Amazon.com, Inc.*	8,337,003
100	AutoZone, Inc.*	84,600
2,500	B&M European Value Retail SA	8,491
2,200	Best Buy Co., Inc.	125,400
1,000	Booking Holdings, Inc.*	1,345,320
15,513	CarMax, Inc.*	835,065
44,500	Carvana Co.*(a)	2,451,505
1,300	Delivery Hero SE*	95,581
14,900	Dixons Carphone plc	14,284
1,900	Dollar General Corp.	286,919
12,860	Dollar Tree, Inc.*	944,824
1,600	Dunelm Group plc	13,858
3,738	eBay, Inc.	112,364
31,900	Etsy, Inc.*	1,226,236
1,300	Expedia Group, Inc.	73,151
100	Fast Retailing Co. Ltd.	40,804
6,000	Frasers Group plc*	13,519
3,830	Gap, Inc. (The)	26,963
600	Genuine Parts Co.	40,398

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
100	H2O Retailing Corp.	$ 729
1,400	HelloFresh SE*	45,717
100	Hikari Tsushin, Inc.	16,733
9,350	Home Depot, Inc. (The)	1,745,739
4,100	Inchcape plc	21,881
1,700	Industria de Diseno Textil SA	44,053
300	Izumi Co. Ltd.	8,264
3,200	J Front Retailing Co. Ltd.	26,411
5,800	JD Sports Fashion plc	32,484
400	Just Eat Takeaway*	30,249
7,200	Kingfisher plc	12,647
4,000	Kohl’s Corp.	58,360
1,400	K’s Holdings Corp.	13,230
4,400	L Brands, Inc.	50,864
5,072	LKQ Corp.*	104,027
7,600	Lowe’s Cos., Inc.	653,980
9,600	Macy’s, Inc.	47,136
11,400	Marks & Spencer Group plc	13,820
1,300	Marui Group Co. Ltd.	21,747
400	Next plc	20,068
200	Nitori Holdings Co. Ltd.	27,028
500	Nordstrom, Inc.	7,670
1,200	Ocado Group plc*	18,000
2,800	O’Reilly Automotive, Inc.*	842,940
300	PALTAC Corp.	14,858
1,300	Pan Pacific International Holdings Corp.	24,619
8,500	Pets at Home Group plc	26,988
2,400	Rakuten, Inc.	18,094
877	Ross Stores, Inc.	76,273
200	Shimamura Co. Ltd.	12,087
200	Takashimaya Co. Ltd.	1,795
2,800	Target Corp.	260,316
2,800	TJX Cos., Inc. (The)	133,868
1,000	Tractor Supply Co.	84,550
400	Trainline plc*	1,661
300	Ulta Beauty, Inc.*	52,710
300	Vivo Energy plc	252
1,500	Watches of Switzerland Group plc*	3,452
300	WH Smith plc	4,214
4,300	Yamada Denki Co. Ltd.*	17,127
200	Zalando SE*	7,538

		20,778,789

Semiconductors & Semiconductor Equipment – 0.6%
29,700	Advanced Micro Devices, Inc.*	1,350,756
900	Advantest Corp.	35,847
10,300	Analog Devices, Inc.	923,395
26,500	Applied Materials, Inc.	1,214,230
2,300	ASM International NV	234,006
1,300	ASML Holding NV	342,699
1,501	Broadcom, Inc.	355,887
4,900	Dialog Semiconductor plc*	127,366
100	Disco Corp.	19,455
48,700	Entegris, Inc.	2,180,299
14,700	Intel Corp.	795,564
6,547	Lam Research Corp.	1,571,280
700	Lasertec Corp.	32,459
800	Maxim Integrated Products, Inc.	38,888
2,700	Microchip Technology, Inc.	183,060
49,318	Micron Technology, Inc.*	2,074,315
8,490	NVIDIA Corp.	2,237,964
4,100	Qorvo, Inc.*	330,583

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
24,759	QUALCOMM, Inc.	$ 1,674,947
4,900	Renesas Electronics Corp.*	17,430
300	SCREEN Holdings Co. Ltd.	10,979
9,800	Skyworks Solutions, Inc.	875,924
20,500	STMicroelectronics NV	434,811
900	Texas Instruments, Inc.	89,937
200	Tokyo Electron Ltd.	37,275
900	Ulvac, Inc.	21,309
11,300	Xilinx, Inc.	880,722

		18,091,387

Software & Services – 1.9%
3,500	Accenture plc Class A	571,410
4,800	Adobe, Inc.*	1,527,552
2,300	Akamai Technologies, Inc.*	210,427
4,200	Alliance Data Systems Corp.	141,330
900	Alten SA	63,338
3,000	Amadeus IT Group SA	141,207
5,600	ANSYS, Inc.*	1,301,832
1,704	Atos SE	113,530
9,200	Avast plc	44,479
700	AVEVA Group plc	30,159
1,200	Bechtle AG	151,095
2,400	Broadridge Financial Solutions, Inc.	227,592
2,700	Cadence Design Systems, Inc.*	178,308
1,700	Capgemini SE	142,056
700	Citrix Systems, Inc.	99,085
8,600	Cognizant Technology Solutions Corp. Class A	399,642
600	Computacenter plc	10,637
12,200	Coupa Software, Inc.*	1,704,706
600	Dassault Systemes SE	87,595
57,400	DXC Technology Co.	749,070
1,448	Edenred	60,091
3,800	Equiniti Group plc	8,193
8,000	Euronet Worldwide, Inc.*	685,760
200	FDM Group Holdings plc	1,815
15,300	Fidelity National Information Services, Inc.	1,861,092
16,600	Finablr plc*	2,273
3,700	Fiserv, Inc.*	351,463
500	FleetCor Technologies, Inc.*	93,270
840	Fujitsu Ltd.	75,658
800	Gartner, Inc.*	79,656
27,876	Genpact Ltd.	813,979
2,600	Global Payments, Inc.	374,998
2,000	Infomart Corp.	13,161
4,200	International Business Machines Corp.	465,906
1,007	Intuit, Inc.	231,610
400	Itochu Techno-Solutions Corp.	11,392
1,594	Kainos Group plc	12,866
7,000	Leidos Holdings, Inc.	641,550
23,152	Mastercard, Inc. Class A	5,592,597
1,196	Micro Focus International plc	5,902
74,821	Microsoft Corp.	11,800,020
600	Nemetschek SE	29,249
1,400	NET One Systems Co. Ltd.	29,131
100	Network International Holdings plc*	486
38,900	New Relic, Inc.*	1,798,736
7,000	Nexi SpA*	91,063
400	Nihon Unisys Ltd.	10,669

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
1,600	Nomura Research Institute Ltd.	$ 33,796
20,727	NortonLifeLock, Inc.	387,802
3,900	NTT Data Corp.	37,333
83,924	Nuance Communications, Inc.*	1,408,245
200	Obic Co. Ltd.	26,058
7,800	Okta, Inc.*	953,628
8,562	Oracle Corp.	421,581
200	Otsuka Corp.	8,526
13,244	Palo Alto Networks, Inc.*	2,171,486
700	Paycom Software, Inc.*	141,407
50,463	PayPal Holdings, Inc.*	4,831,328
12,600	Pegasystems, Inc.	897,498
11,800	Proofpoint, Inc.*	1,210,562
3,400	Sage Group plc (The)	24,723
24,157	salesforce.com, Inc.*	3,478,125
800	SAP SE	89,318
200	SCSK Corp.	8,848
5,376	ServiceNow, Inc.*	1,540,654
1,600	Softcat plc	20,374
900	Sopra Steria Group	98,445
1,400	Synopsys, Inc.*	180,306
900	TIS, Inc.	14,926
7,600	Trade Desk, Inc. (The) Class A*	1,466,800
3,400	Tyler Technologies, Inc.*	1,008,304
1,234	VeriSign, Inc.*	222,231
27,994	Visa, Inc. Class A	4,510,393
28,900	Western Union Co. (The)	523,957
920	Worldline SA*	54,300
15,800	Zendesk, Inc.*	1,011,358

		59,819,948

Technology Hardware & Equipment – 0.6%
2,200	Alps Alpine Co. Ltd.	21,198
500	Amano Corp.	10,986
1,800	Amphenol Corp. Class A	131,184
43,419	Apple, Inc.	11,041,018
1,000	Arista Networks, Inc.*	202,550
200	Azbil Corp.	5,168
900	Brother Industries Ltd.	13,632
300	Canon Marketing Japan, Inc.	5,934
400	Canon, Inc.	8,692
4,100	CDW Corp.	382,407
19,226	Cisco Systems, Inc.	755,774
1,200	Citizen Watch Co. Ltd.	4,234
23,400	Dell Technologies, Inc. Class C*	925,470
2,400	Electrocomponents plc	15,280
3,602	F5 Networks, Inc.*	384,081
2,892	FLIR Systems, Inc.	92,226
1,100	FUJIFILM Holdings Corp.	54,208
1,600	Halma plc	37,578
30,100	Hewlett Packard Enterprise Co.	292,271
2,720	Hitachi Ltd.	78,136
200	Horiba Ltd.	9,878
18,100	HP, Inc.	314,216
1,200	Ibiden Co. Ltd.	26,189
300	IPG Photonics Corp.*	33,084
10,887	Juniper Networks, Inc.	208,377
100	Keyence Corp.	32,151
2,600	Keysight Technologies, Inc.*	217,568
1,800	Konica Minolta, Inc.	7,252
600	Kyocera Corp.	35,406
1,314	Motorola Solutions, Inc.	174,657
500	Murata Manufacturing Co. Ltd.	24,857
4,421	NetApp, Inc.	184,312

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
600	Nippon Electric Glass Co. Ltd.	$ 7,990
43,200	Nokia OYJ	133,050
1,200	Oki Electric Industry Co. Ltd.	11,218
200	Omron Corp.	10,341
300	Oxford Instruments plc	4,637
100	Renishaw plc	3,884
2,000	Ricoh Co. Ltd.	14,603
5,500	Seagate Technology plc	268,400
700	Seiko Epson Corp.	7,534
4,800	Spirent Communications plc	12,175
300	Taiyo Yuden Co. Ltd.	7,834
200	TDK Corp.	15,378
4,200	TE Connectivity Ltd.	264,516
2,000	Topcon Corp.	14,680
24,000	Western Digital Corp.	998,880
10,589	Zebra Technologies Corp. Class A*	1,944,140

		19,449,234

Telecommunication Services – 0.2%
1,300	Airtel Africa plc	654
81,100	AT&T, Inc.	2,364,065
3,400	Cellnex Telecom SA	154,233
44,609	CenturyLink, Inc.	422,001
13,700	Deutsche Telekom AG (Registered)	176,942
1,400	Elisa OYJ	86,413
3,500	KDDI Corp.	103,385
4,600	Nippon Telegraph & Telephone Corp.	110,016
2,100	NTT DOCOMO, Inc.	65,674
800	Proximus SADP	18,372
1,200	Softbank Corp.	15,286
211,600	Telecom Italia SpA*	85,650
2,000	Telefonica Deutschland Holding AG	4,910
21,400	Telefonica SA	97,393
33,625	Verizon Communications, Inc.	1,806,671
174,700	Vodafone Group plc	241,688

		5,753,353

Transportation – 0.2%
2,100	Abertis Infraestructuras SA*,(b)	14,985
19,600	Air France-KLM*	109,019
4,300	Alaska Air Group, Inc.	122,421
5,600	Atlantia SpA	69,566
200	Central Japan Railway Co.	32,054
3,300	CH Robinson Worldwide, Inc.	218,460
100	Clarkson plc	2,840
2,000	CSX Corp.	114,600
47,953	Delta Air Lines, Inc.	1,368,099
1,200	Deutsche Lufthansa AG (Registered)	11,224
4,200	Deutsche Post AG (Registered)	112,596
2,700	Expeditors International of Washington, Inc.	180,144
17,500	Firstgroup plc*	10,774
300	Fraport AG Frankfurt Airport Services Worldwide	12,077
400	Go-Ahead Group plc (The)	4,051
700	Hankyu Hanshin Holdings, Inc.	23,517
300	Japan Airlines Co. Ltd.	5,513
200	Japan Airport Terminal Co. Ltd.	7,686

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
1,500	JB Hunt Transport Services, Inc.	$ 138,345
700	Kamigumi Co. Ltd.	11,816
1,200	Kansas City Southern	152,616
100	Keikyu Corp.	1,683
400	Kintetsu Group Holdings Co. Ltd.	18,513
25,600	Macquarie Infrastructure Corp.	646,400
3,100	National Express Group plc	7,849
18,200	Royal Mail plc	28,056
400	Sankyu, Inc.	14,904
1,600	Seino Holdings Co. Ltd.	17,371
16,220	Signature Aviation plc	32,959
6,200	Southwest Airlines Co.	220,782
6,000	Stagecoach Group plc	5,138
700	Tobu Railway Co. Ltd.	24,421
10,100	Union Pacific Corp.	1,424,504
4,000	United Airlines Holdings, Inc.*	126,200
200	West Japan Railway Co.	13,679
800	Wizz Air Holdings plc*	22,517

		5,327,379

Utilities – 0.4%
72,900	A2A SpA	89,940
8,213	AES Corp.	111,697
8,200	Alliant Energy Corp.	395,978
2,800	Ameren Corp.	203,924
6,600	American Electric Power Co., Inc.	527,868
4,052	American Water Works Co., Inc.	484,457
3,400	Atmos Energy Corp.	337,382
8,100	CenterPoint Energy, Inc.	125,145
36,600	Centrica plc	17,246
200	Chubu Electric Power Co., Inc.	2,823
7,240	CMS Energy Corp.	425,350
5,900	Consolidated Edison, Inc.	460,200
1,305	ContourGlobal plc	2,319
4,400	Dominion Energy, Inc.	317,636
4,400	Drax Group plc	8,321
2,100	DTE Energy Co.	199,437
2,100	Duke Energy Corp.	169,848
4,600	Edison International	252,034
26,100	EDP - Energias de Portugal SA	105,010
300	Electric Power Development Co. Ltd.	6,012
2,795	Electricite de France SA	21,855
200	Elia Group SA/NV	19,481
1,600	Endesa SA	33,857
42,100	Enel SpA	290,399
4,345	Entergy Corp.	408,300
9,800	Evergy, Inc.	539,490
5,600	Eversource Energy	437,976
5,900	Exelon Corp.	217,179
9,612	FirstEnergy Corp.	385,153
4,800	Fortum OYJ	69,826
20,900	Hera SpA	75,614
40,200	Iberdrola SA	393,197
20,500	Italgas SpA	112,163
2,700	Naturgy Energy Group SA	47,368
6,900	NextEra Energy, Inc.	1,660,278
4,000	NiSource, Inc.	99,880
5,998	NRG Energy, Inc.	163,505
1,100	Osaka Gas Co. Ltd.	20,655

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,800	Pennon Group plc	$ 37,439
1,200	Pinnacle West Capital Corp.	90,948
2,300	PPL Corp.	56,764
2,500	Public Service Enterprise Group, Inc.	112,275
3,700	RWE AG	96,761
3,600	Sempra Energy	406,764
900	Severn Trent plc	25,476
2,200	Shikoku Electric Power Co., Inc.	17,353
18,900	Snam SpA	86,379
9,100	Southern Co. (The)	492,674
8,200	SSE plc	131,766
8,300	Suez	84,323
200	Telecom Plus plc	3,085
4,900	Terna Rete Elettrica Nazionale SpA	30,801
800	Tokyo Gas Co. Ltd.	18,851
4,400	United Utilities Group plc	49,253
5,300	Veolia Environnement SA	111,941
100	Verbund AG Class A	3,607
87,848	Vistra Energy Corp.	1,402,054
5,500	WEC Energy Group, Inc.	484,715
6,307	Xcel Energy, Inc.	380,312

		13,362,344

TOTAL COMMON STOCKS (Cost $335,790,946)		$ 346,946,423

Exchange Traded Funds – 4.6%
60,856	Energy Select Sector SPDR Fund(a)	$ 1,768,475
152,483	Health Care Select Sector SPDR Fund	13,506,944
68,986	Invesco Emerging Markets Sovereign Debt ETF(a)	1,649,455
2,007,184	Invesco Senior Loan ETF	41,066,985
181,792	SPDR Bloomberg Barclays Convertible Securities ETF	8,700,565
168,414	SPDR Dow Jones International Real Estate ETF	4,508,443
54,112	SPDR Dow Jones REIT ETF	3,906,886
2,223,221	Vanguard FTSE Emerging Markets ETF	74,589,065

TOTAL EXCHANGE TRADED FUNDS (Cost $168,179,574)		$ 149,696,818

Shares	Dividend Rate	Value

Investment Company(c) – 78.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,544,764,160	0.333%	$2,544,764,160
(Cost $2,544,764,160)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,048,734,680)		$3,041,407,401

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,589,170	0.333%	$ 6,589,170
(Cost $6,589,170)

TOTAL INVESTMENTS – 94.5% (Cost $3,055,323,850)		$3,047,996,571

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.5%		177,601,053

NET ASSETS – 100.0%		$3,225,597,624

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
EURIBOR	— Euro Interbank Offered Rate
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
PHP	— Philippines Peso
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	CAD	5,150,000	USD	3,658,451	04/23/2020	$1,980
	CHF	4,330,000	USD	4,417,245	04/23/2020	86,443
	PHP	177,990,000	USD	3,448,750	04/29/2020	27,230

TOTAL						$115,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Chase Bank NA	USD	7,647,821	CAD	10,920,000	04/23/2020	$(113,713)
	USD	4,350,537	CHF	4,250,000	04/23/2020	(69,942)
	USD	23,871,825	EUR	22,250,000	04/23/2020	(688,035)
	USD	11,099,643	GBP	9,340,000	04/23/2020	(506,919)
	USD	8,477,245	JPY	933,940,000	04/23/2020	(217,836)
	USD	4,601,110	KRW	5,734,640,000	04/29/2020	(108,217)
	USD	4,399,221	NZD	7,630,000	04/23/2020	(152,724)
	USD	3,326,801	SEK	34,100,000	04/23/2020	(122,023)

TOTAL						$(1,979,409)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	24	06/26/2020	$3,817,680	$(205,026)
3 Month Canadian Bankers Acceptance	32	06/15/2020	5,647,410	70,163
3 Month Canadian Bankers Acceptance	16	09/14/2020	2,826,121	34,228
3 Month Canadian Bankers Acceptance	22	12/14/2020	3,885,330	44,256
3 Month Eurodollar	57	06/15/2020	14,175,187	247,330
3 Month Eurodollar	21	09/14/2020	5,231,362	129,889
3 Month Eurodollar	23	12/14/2020	5,730,450	143,697
3 Month Eurodollar	24	03/15/2021	5,982,900	133,944
3 Month Eurodollar	19	06/14/2021	4,736,225	88,610
3 Month Eurodollar	31	09/13/2021	7,726,750	104,553
3 Month Eurodollar	34	12/13/2021	8,471,950	112,260
3 Month Eurodollar	38	03/14/2022	9,467,225	90,599
3 Month Sterling	34	06/17/2020	5,256,226	2,402
3 Month Sterling	22	09/16/2020	3,403,820	30,221
3 Month Sterling	26	12/16/2020	4,022,898	40,041
3 Month Sterling	12	03/17/2021	1,857,654	17,556
3 Month Sterling	20	06/16/2021	3,095,313	24,099
3 Month Sterling	20	09/15/2021	3,094,537	12,231
3 Month Sterling	22	12/15/2021	3,403,307	12,406
3 Month Sterling	24	03/16/2022	3,712,513	6,430
ASX 90 Day Bank Accepted Bill	30	06/11/2020	18,437,088	14,164
ASX 90 Day Bank Accepted Bill	37	09/10/2020	22,739,076	25,499
ASX 90 Day Bank Accepted Bill	25	12/10/2020	15,363,862	8,875
Australia 10 Year Bond	73	06/15/2020	6,760,026	(10,313)
Canada 10 Year Bond	105	06/19/2020	10,990,194	510,160
EURO STOXX 50 Index	1,594	06/19/2020	48,292,881	7,415,467
Euro-Bobl	145	06/08/2020	21,630,847	(140,629)
Euro-BTP	22	06/08/2020	3,436,239	(164,313)
Euro-Bund	143	06/08/2020	27,224,712	(357,017)
Euro-Buxl	15	06/08/2020	3,476,120	(132,850)
Euro-OAT	38	06/08/2020	7,009,900	(196,511)
Euro-Schatz	443	06/08/2020	54,806,989	(114,624)
FTSE 100 Index	222	06/19/2020	15,539,677	990,227
LME Aluminum Base Metal	112	04/15/2020	4,204,200	(500,121)
Long Gilt	76	06/26/2020	12,876,106	179,120
NASDAQ 100 E-Mini Index	194	06/19/2020	30,210,650	2,875,120
Russell 2000 E-Mini Index	94	06/19/2020	5,393,720	(212,139)
TOPIX Index	94	06/11/2020	12,265,241	136,627
U.S. Treasury 2 Year Note	182	06/30/2020	40,109,672	543,491
U.S. Treasury 5 Year Note	210	06/30/2020	26,338,594	780,984
U.S. Treasury 10 Year Note	226	06/19/2020	31,382,219	1,276,316
U.S. Treasury Long Bond	46	06/19/2020	8,262,750	594,979

Total				$14,662,401

Short position contracts:
3 Month Euro Euribor	(25)	06/15/2020	$(6,918,629)	$(561)
3 Month Euro Euribor	(13)	09/14/2020	(3,598,763)	(19)
3 Month Euroswiss	(15)	06/15/2020	(3,922,208)	(20)
Copper	(64)	05/27/2020	(3,548,000)	549,423
Japan 10 Year Bond	(2)	06/15/2020	(2,842,874)	(9,783)
LME Aluminum Base Metal	(112)	04/15/2020	(4,204,200)	607,336
LME Aluminum Base Metal	(97)	05/20/2020	(3,672,056)	404,989
S&P 500 E-Mini Index	(1,784)	06/19/2020	(229,217,240)	(13,998,481)
Soybean	(57)	05/14/2020	(2,523,675)	26,895
WTI Crude Oil	(133)	04/21/2020	(2,698,570)	2,821,893

Total				$(9,598,328)

Total Futures Contracts				$5,064,073

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2020(b)	Termination Date	Notional Amount(000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	5.740%	06/20/2025	EUR	49,700	$(1,606,264)	$(4,338,411)	$2,732,147
Markit CDX North America High Yield Index	5.000	6.575	06/20/2025	USD	56,950	(3,601,212)	(2,956,837)	(644,375)

TOTAL						$(5,207,476)	$(7,295,248)	$2,087,772

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)

Alerian MLP Index Total Return(b)	(0.800)%	Bank of America NA	08/17/2020	USD	7,059	$(1,593)
Bloomberg Roll Select Commodity Index Total Return(c)	0.000	JPMorgan Chase Bank NA	02/26/2021	USD	20,974	(152,664)
Euro Stoxx Gross Total Return Index(d)	0.520		06/15/2020	EUR	15,506	(1,176,102)
FTSE 100 Total Return Index(d)	0.261		09/14/2020	GBP	4,833	(506,477)

TOTAL						$(1,836,836)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made monthly.
(c)	Payments made weekly.
(d)	Payments received monthly.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At March 31, 2020, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,975 USD	04/17/2020	28	$(7,236,852)	$(1,141,420)	$(84,969)	$(1,056,451)
		3,000 USD	04/17/2020	27	(6,978,393)	(1,167,345)	(50,440)	(1,116,905)
		3,025 USD	04/17/2020	27	(6,978,393)	(1,233,765)	(97,650)	(1,136,115)
		3,050 USD	04/17/2020	26	(6,719,934)	(1,252,680)	(61,160)	(1,191,520)
		3,075 USD	04/17/2020	26	(6,719,934)	(1,317,550)	(67,790)	(1,249,760)
		3,100 USD	04/17/2020	25	(6,461,475)	(1,329,000)	(120,141)	(1,208,859)
		3,125 USD	04/17/2020	25	(6,461,475)	(1,390,875)	(101,721)	(1,289,154)
		3,150 USD	04/17/2020	25	(6,461,475)	(1,453,500)	(145,541)	(1,307,959)
		3,175 USD	04/17/2020	24	(6,203,016)	(1,455,120)	(95,542)	(1,359,578)
		3,200 USD	04/17/2020	24	(6,203,016)	(1,515,000)	(105,662)	(1,409,338)
		3,225 USD	04/17/2020	24	(6,203,016)	(1,574,760)	(175,107)	(1,399,653)
		3,250 USD	04/17/2020	23	(5,944,557)	(1,566,530)	(134,909)	(1,431,621)
		3,275 USD	04/17/2020	23	(5,944,557)	(1,623,915)	(140,944)	(1,482,971)
		3,300 USD	04/17/2020	22	(5,686,098)	(1,608,090)	(213,267)	(1,394,823)
		3,325 USD	04/17/2020	22	(5,686,098)	(1,662,980)	(206,797)	(1,456,183)
		3,025 USD	05/15/2020	25	(6,461,475)	(1,161,625)	(63,735)	(1,097,890)
		3,050 USD	05/15/2020	24	(6,203,016)	(1,172,400)	(67,064)	(1,105,336)
		3,075 USD	05/15/2020	24	(6,203,016)	(1,230,480)	(87,117)	(1,143,363)
		3,100 USD	05/15/2020	24	(6,203,016)	(1,289,160)	(135,122)	(1,154,038)
		3,125 USD	05/15/2020	23	(5,944,557)	(1,292,370)	(85,999)	(1,206,371)
		3,150 USD	05/15/2020	23	(5,944,557)	(1,348,145)	(94,622)	(1,253,523)
		3,175 USD	05/15/2020	23	(5,944,557)	(1,405,185)	(158,662)	(1,246,523)
		3,200 USD	05/15/2020	22	(5,686,098)	(1,399,200)	(117,208)	(1,281,992)
		3,225 USD	05/15/2020	22	(5,686,098)	(1,453,100)	(120,547)	(1,332,553)
		3,250 USD	05/15/2020	22	(5,686,098)	(1,507,880)	(193,736)	(1,314,144)
		3,275 USD	05/15/2020	21	(5,427,639)	(1,491,630)	(167,451)	(1,324,179)
		3,300 USD	05/15/2020	21	(5,427,639)	(1,543,605)	(154,599)	(1,389,006)
		3,325 USD	05/15/2020	21	(5,427,639)	(1,595,895)	(237,245)	(1,358,650)
		3,350 USD	05/15/2020	20	(5,169,180)	(1,570,100)	(192,095)	(1,378,005)
		3,375 USD	05/15/2020	20	(5,169,180)	(1,620,200)	(200,423)	(1,419,777)
		2,175 USD	06/19/2020	6	(1,550,754)	(50,520)	(88,556)	38,036
		2,200 USD	06/19/2020	6	(1,550,754)	(53,580)	(92,696)	39,116
		2,225 USD	06/19/2020	6	(1,550,754)	(56,790)	(96,836)	40,046
		2,250 USD	06/19/2020	6	(1,550,754)	(60,150)	(101,696)	41,546
		2,275 USD	06/19/2020	6	(1,550,754)	(63,600)	(106,436)	42,836
		2,300 USD	06/19/2020	6	(1,550,754)	(67,200)	(110,996)	43,796
		2,325 USD	06/19/2020	6	(1,550,754)	(70,980)	(116,189)	45,209
		2,350 USD	06/19/2020	5	(1,292,295)	(62,450)	(101,146)	38,696
		2,375 USD	06/19/2020	5	(1,292,295)	(65,825)	(105,496)	39,671
		2,400 USD	06/19/2020	5	(1,292,295)	(69,375)	(110,246)	40,871

Total written options contracts				763		$(42,993,975)	$(4,907,558)	$(38,086,417)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 77.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
36,644,624	0.333%	$36,644,624

TOTAL INVESTMENTS – 77.6% (Cost $36,644,624)		$36,644,624

OTHER ASSETS IN EXCESS OF LIABILITIES – 22.4%		10,557,875

NET ASSETS – 100.0%		$47,202,499

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	CZK	7,370,000	USD	295,809	04/23/2020	$726
	HUF	119,680,000	USD	365,846	04/23/2020	243
	KRW	437,530,000	USD	359,193	04/29/2020	109
	MXN	9,530,000	USD	396,729	04/23/2020	3,634
	NOK	1,190,000	USD	113,464	04/23/2020	1,015
	RUB	14,740,000	USD	184,573	04/29/2020	3,424
	SEK	4,180,000	USD	419,269	04/23/2020	3,491
	USD	413,528	BRL	2,080,000	04/29/2020	13,972
	USD	423,521	CLP	358,550,000	04/29/2020	4,277
	USD	604,667	HUF	196,350,000	04/23/2020	4,054
	USD	288,754	INR	21,930,000	04/29/2020	954
	USD	244,942	MXN	5,810,000	04/23/2020	859
	USD	468,865	THB	15,270,000	04/23/2020	3,541
	USD	423,469	TWD	12,710,000	04/29/2020	1,499
	USD	103,627	ZAR	1,820,000	04/23/2020	2,209

TOTAL						$44,007

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	1,210,000	USD	233,185	04/29/2020	$(751)
	CLP	189,550,000	USD	223,344	04/29/2020	(1,708)
	COP	528,110,000	USD	130,179	04/29/2020	(420)
	IDR	1,114,030,000	USD	68,895	04/29/2020	(746)
	ILS	540,000	USD	152,695	04/23/2020	(110)
	INR	25,820,000	USD	339,483	04/29/2020	(632)
	THB	8,080,000	USD	246,879	04/23/2020	(656)
	TWD	9,750,000	USD	323,942	04/29/2020	(244)
	USD	295,585	COP	1,211,900,000	04/29/2020	(2,182)
	USD	535,230	CZK	13,600,000	04/23/2020	(11,972)
	USD	255,037	ILS	920,000	04/23/2020	(4,922)
	USD	539,849	KRW	672,880,000	04/29/2020	(12,725)
	USD	548,759	NOK	6,190,000	04/23/2020	(46,729)
	USD	625,361	SEK	6,410,000	04/23/2020	(22,938)

TOTAL						$(106,735)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australia 10 Year Bond	20	06/15/2020	$1,852,062	$33,624
Brent Crude Oil	4	07/31/2020	135,400	(24,768)
Canada 10 Year Bond	12	06/19/2020	1,256,022	5,904
Cocoa	6	09/15/2020	135,720	(18,259)
Coffee ‘C’	3	09/18/2020	134,662	5,297
Copper	2	09/28/2020	111,275	(4,537)
Corn	2	05/14/2020	34,200	119
Corn	7	09/14/2020	122,850	(9,162)
Cotton No. 2	5	12/08/2020	133,650	(12,546)
Euro-Schatz	1	06/08/2020	123,718	(243)
Foreign Exchange AUD/USD	8	06/15/2020	492,240	18,813
Foreign Exchange CAD/USD	2	06/16/2020	142,230	853
Foreign Exchange NZD/USD	8	06/15/2020	477,280	15,975
KC HRW Wheat	5	09/14/2020	126,437	10,984
Lean Hogs	5	08/14/2020	130,600	(22,376)
Live Cattle	4	08/31/2020	149,800	(20,673)
LME Aluminum Base Metal	134	04/15/2020	5,030,025	(834,256)
LME Aluminum Base Metal	53	05/20/2020	2,006,381	(308,524)
LME Aluminum Base Metal	54	06/17/2020	2,055,375	(389,921)
LME Aluminum Base Metal	54	07/15/2020	2,063,475	(291,940)
LME Aluminum Base Metal	7	08/19/2020	269,063	(31,295)
LME Lead Base Metal	34	04/15/2020	1,478,363	(83,868)
LME Nickel Base Metal	6	04/15/2020	411,948	(42,494)
LME Zinc Base Metal	109	04/15/2020	5,171,369	(730,680)
LME Zinc Base Metal	42	05/20/2020	1,997,625	(307,852)
LME Zinc Base Metal	44	06/17/2020	2,095,225	(460,663)
LME Zinc Base Metal	45	07/15/2020	2,145,094	(289,437)
LME Zinc Base Metal	7	08/19/2020	334,162	(12,435)
Low Sulphur Gasoil	4	08/12/2020	125,800	(26,483)
Natural Gas	6	07/29/2020	118,500	(10,137)
NY Harbor ULSD	3	07/31/2020	134,303	(22,755)
RBOB Gasoline	4	07/31/2020	126,521	3,089
Soybean	3	11/13/2020	131,625	(2,797)
Soybean Oil	8	12/14/2020	135,456	(4,347)
Sugar No. 11	10	09/30/2020	120,736	(14,055)
U.S. Treasury 5 Year Note	1	06/30/2020	125,422	3,719
U.S. Treasury 10 Year Note	7	06/19/2020	972,016	9,029
Wheat	5	09/14/2020	141,125	9,584
WTI Crude Oil	4	07/21/2020	118,000	(10,951)

Total				$(3,870,464)

Short position contracts:
Brent Crude Oil	(5)	04/30/2020	$(130,050)	$36,876
CBOE Volatility Index	(8)	04/15/2020	(374,200)	(174,973)
CBOE Volatility Index	(8)	05/20/2020	(327,400)	(135,742)
CBOE Volatility Index	(4)	06/17/2020	(148,900)	69,940
Cocoa	(3)	05/13/2020	(67,170)	11,430
Coffee ‘C’	(5)	05/18/2020	(221,438)	(24,185)
Copper	(2)	05/27/2020	(110,875)	(4,481)
Cotton No. 2	(3)	05/06/2020	(76,650)	16,875
Euro-Bund	(15)	06/08/2020	(2,855,739)	41,260
Foreign Exchange CHF/USD	(1)	06/15/2020	(130,387)	2,310
Foreign Exchange EUR/USD	(6)	06/15/2020	(829,762)	9,122
Foreign Exchange GBP/USD	(6)	06/15/2020	(466,837)	5,800

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Foreign Exchange JPY/USD	(4)	06/15/2020	$(466,525)	$10,092
Japan 10 Year Bond	(1)	06/15/2020	(1,421,437)	(4,899)
KC HRW Wheat	(5)	05/14/2020	(122,750)	(2,466)
Lean Hogs	(2)	06/12/2020	(49,740)	6,704
LME Aluminum Base Metal	(134)	04/15/2020	(5,030,025)	757,734
LME Aluminum Base Metal	(57)	05/20/2020	(2,157,806)	408,030
LME Aluminum Base Metal	(54)	06/17/2020	(2,055,375)	289,886
LME Aluminum Base Metal	(54)	07/15/2020	(2,063,475)	267,178
LME Aluminum Base Metal	(4)	08/19/2020	(153,750)	(9)
LME Lead Base Metal	(34)	04/15/2020	(1,478,362)	78,972
LME Nickel Base Metal	(6)	04/15/2020	(411,948)	46,627
LME Zinc Base Metal	(109)	04/15/2020	(5,171,369)	715,923
LME Zinc Base Metal	(45)	05/20/2020	(2,140,313)	446,286
LME Zinc Base Metal	(44)	06/17/2020	(2,095,225)	298,650
LME Zinc Base Metal	(45)	07/15/2020	(2,145,094)	120,389
LME Zinc Base Metal	(4)	08/19/2020	(190,950)	(9)
Long Gilt	(5)	06/26/2020	(847,112)	5,606
Low Sulphur Gasoil	(5)	05/12/2020	(144,500)	24,015
Natural Gas	(12)	04/28/2020	(198,840)	12,707
NY Harbor ULSD	(2)	04/30/2020	(83,303)	13,415
RBOB Gasoline	(5)	04/30/2020	(122,262)	(16,398)
Soybean	(9)	05/14/2020	(398,475)	(9,616)
Soybean Oil	(8)	05/14/2020	(130,080)	14,885
Sugar No. 11	(19)	04/30/2020	(222,376)	80,528
Wheat	(7)	05/14/2020	(198,713)	(13,610)
WTI Crude Oil	(7)	04/21/2020	(142,030)	32,771

Total				$3,437,623

Total Futures Contracts				$(432,841)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2020, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation / (Depreciation)(a)

A basket (MLGSFDJP) of common stocks(b)(*)	(0.078)%	Bank of America NA	07/28/2020	JPY	314,417	$14,819
TOPIX Total Return Index(c)	0.078		07/28/2020		296,261	8,998
A basket (JPGSFDEU) of common stocks(b)(*)	(0.443)	JPMorgan Chase Bank NA	06/16/2020	EUR	2,540	66,330
Euro Stoxx Gross Total Return Index(c)	0.443		06/16/2020		2,281	(54,679)
A basket (JPGSFDUK) of common stocks(b)(*)	(0.248)		08/04/2020	GBP	687	21,809
FTSE 100 Total Return Index(c)	0.248		08/04/2020		602	(22,369)
A basket (JPGSFDUS) of common stocks(b)(*)	(0.959)		09/01/2020	USD	5,177	(30,461)
Russell 1000 Index Total Return(c)	0.989		09/01/2020		1,552	10,105
S&P 500 Total Return Index(c)	0.959		09/01/2020		2,849	20,667

TOTAL						$35,219

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made weekly.
(c)	Payments received weekly.
*	The components of the basket shown below.

A basket (MLGSFDJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Nintendo Co Ltd	Communication Services	217	$83,671	2.86%
NTT DOCOMO Inc	Communication Services	2,266	71,014	2.43
Kao Corp	Consumer Staples	803	65,768	2.25
Hoya Corp	Health Care	759	64,800	2.22
Recruit Holdings Co Ltd	Industrials	2,242	58,149	1.99
Keyence Corp	Information Technology	177	57,121	1.95
Nippon Telegraph & Telephone Corp	Communication Services	2,209	52,782	1.80
M3 Inc	Health Care	1,605	47,582	1.63
ITOCHU Corp	Industrials	2,245	46,707	1.60
FUJIFILM Holdings Corp	Information Technology	912	46,024	1.57
Chugai Pharmaceutical Co Ltd	Health Care	355	41,164	1.41
Eisai Co Ltd	Health Care	553	40,695	1.39
Canon Inc	Information Technology	1,770	38,745	1.32
Seven & i Holdings Co Ltd	Consumer Staples	1,066	35,354	1.21
Tokio Marine Holdings Inc	Financials	743	34,138	1.17
Bridgestone Corp	Consumer Discretionary	1,096	33,794	1.16
ORIX Corp	Financials	2,797	33,746	1.15
Daikin Industries Ltd	Industrials	268	32,777	1.12
SMC Corp/Japan	Industrials	75	31,958	1.09
Nidec Corp	Industrials	592	30,791	1.05
NET One Systems Co Ltd	Information Technology	1,453	30,298	1.04
Pan Pacific International Holdings Corp	Consumer Discretionary	1,560	29,654	1.01
Omron Corp	Information Technology	566	29,550	1.01
Panasonic Corp	Consumer Discretionary	3,690	28,249	0.97
Advantest Corp	Information Technology	661	26,610	0.91
Shionogi & Co Ltd	Health Care	535	26,384	0.90
Fast Retailing Co Ltd	Consumer Discretionary	64	26,325	0.90
Bandai Namco Holdings Inc	Consumer Discretionary	530	25,784	0.88
Denso Corp	Consumer Discretionary	772	25,014	0.86
Sekisui House Ltd	Consumer Discretionary	1,505	24,923	0.85
Nomura Research Institute Ltd	Information Technology	1,140	24,202	0.83
KDDI Corp	Communication Services	797	23,599	0.81
Japan Airlines Co Ltd	Industrials	1,146	21,167	0.72
Nitori Holdings Co Ltd	Consumer Discretionary	153	20,713	0.71
Tokyo Gas Co Ltd	Utilities	846	20,068	0.69
Mitsubishi Estate Co Ltd	Real Estate	1,344	19,884	0.68
Sumitomo Realty & Development Co Ltd	Real Estate	786	19,208	0.66
Mitsubishi Chemical Holdings Corp	Materials	3,130	18,665	0.64
Takeda Pharmaceutical Co Ltd	Health Care	584	17,938	0.61
Mitsubishi Heavy Industries Ltd	Industrials	702	17,806	0.61
Nitto Denko Corp	Materials	385	17,215	0.59
Oriental Land Co Ltd/Japan	Consumer Discretionary	132	16,922	0.58
NTT Data Corp	Information Technology	1,682	16,228	0.55
MS&AD Insurance Group Holdings Inc	Financials	575	16,150	0.55
Olympus Corp	Health Care	1,065	15,429	0.53
Welcia Holdings Co Ltd	Consumer Staples	218	15,300	0.52
Nissan Motor Co Ltd	Consumer Discretionary	4,538	15,015	0.51
Disco Corp	Information Technology	74	14,692	0.50
Chubu Electric Power Co Inc	Utilities	987	13,964	0.48
Toray Industries Inc	Materials	3,157	13,739	0.47
Shimano Inc	Consumer Discretionary	96	13,695	0.47
Sompo Holdings Inc	Financials	434	13,451	0.46
SBI Holdings Inc/Japan	Financials	864	12,644	0.43

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Alps Alpine Co Ltd	Information Technology	1,293	12,581	0.43
Skylark Holdings Co Ltd	Consumer Discretionary	842	12,511	0.43
Lion Corp	Consumer Staples	577	12,391	0.42
TOTO Ltd	Industrials	370	12,334	0.42
Nabtesco Corp	Industrials	508	11,755	0.40
Shimizu Corp	Industrials	1,492	11,699	0.40
MISUMI Group Inc	Industrials	525	11,460	0.39
Casio Computer Co Ltd	Consumer Discretionary	768	10,804	0.37
Asics Corp	Consumer Discretionary	1,158	10,731	0.37
THK Co Ltd	Industrials	521	10,689	0.37
JXTG Holdings Inc	Energy	3,101	10,653	0.36
Kintetsu Group Holdings Co Ltd	Industrials	229	10,610	0.36
Amada Co Ltd	Industrials	1,319	10,442	0.36
Japan Tobacco Inc	Consumer Staples	556	10,289	0.35
Central Japan Railway Co	Industrials	64	10,212	0.35
Mitsui Chemicals Inc	Materials	534	10,156	0.35
MEIJI Holdings Co Ltd	Consumer Staples	142	10,135	0.35
East Japan Railway Co	Industrials	133	10,059	0.34
NSK Ltd	Industrials	1,562	10,057	0.34
Nissan Chemical Corp	Materials	270	9,856	0.34
Hulic Co Ltd	Real Estate	965	9,834	0.34
LIXIL Group Corp	Industrials	787	9,824	0.34
Astellas Pharma Inc	Health Care	621	9,630	0.33
Renesas Electronics Corp	Information Technology	2,629	9,490	0.32
Tsuruha Holdings Inc	Consumer Staples	69	9,115	0.31
Ajinomoto Co Inc	Consumer Staples	488	9,104	0.31
Cosmos Pharmaceutical Corp	Consumer Staples	38	9,095	0.31
Nippon Shinyaku Co Ltd	Health Care	116	9,094	0.31
Secom Co Ltd	Industrials	109	9,036	0.31
Lawson Inc	Consumer Staples	163	8,994	0.31
Japan Airport Terminal Co Ltd	Industrials	231	8,933	0.31
Asahi Group Holdings Ltd	Consumer Staples	274	8,913	0.30
Capcom Co Ltd	Communication Services	282	8,879	0.30
Pola Orbis Holdings Inc	Consumer Staples	478	8,852	0.30
Sony Corp	Consumer Discretionary	148	8,839	0.30
Japan Exchange Group Inc	Financials	499	8,819	0.30
Suntory Beverage & Food Ltd	Consumer Staples	232	8,779	0.30
Kirin Holdings Co Ltd	Consumer Staples	438	8,682	0.30
Chugoku Electric Power Co Inc/The	Utilities	618	8,641	0.30
Yoshinoya Holdings Co Ltd	Consumer Discretionary	446	8,608	0.29
Square Enix Holdings Co Ltd	Communication Services	190	8,495	0.29
West Japan Railway Co	Industrials	123	8,411	0.29
Nichirei Corp	Consumer Staples	296	8,400	0.29
Unicharm Corp	Consumer Staples	222	8,345	0.29
Tosoh Corp	Materials	730	8,334	0.28
Hoshizaki Corp	Industrials	109	8,206	0.28
Hikari Tsushin Inc	Consumer Discretionary	49	8,204	0.28
Takashimaya Co Ltd	Consumer Discretionary	903	8,155	0.28
Tobu Railway Co Ltd	Industrials	231	8,080	0.28
Teijin Ltd	Materials	466	7,906	0.27
Calbee Inc	Consumer Staples	288	7,818	0.27
Sundrug Co Ltd	Consumer Staples	241	7,735	0.26
Terumo Corp	Health Care	220	7,598	0.26
Keio Corp	Industrials	126	7,469	0.26
Hitachi Metals Ltd	Materials	691	7,307	0.25
Daicel Corp	Materials	993	7,270	0.25
Toyo Suisan Kaisha Ltd	Consumer Staples	145	7,045	0.24
Aeon Co Ltd	Consumer Staples	316	7,027	0.24
ANA Holdings Inc	Industrials	285	6,973	0.24
Kyushu Electric Power Co Inc	Utilities	850	6,851	0.23
Shiseido Co Ltd	Consumer Staples	115	6,823	0.23
GungHo Online Entertainment Inc	Communication Services	486	6,821	0.23
Osaka Gas Co Ltd	Utilities	360	6,803	0.23
Itochu Techno-Solutions Corp	Information Technology	238	6,798	0.23
Toyota Motor Corp	Consumer Discretionary	112	6,739	0.23
Obic Co Ltd	Information Technology	51	6,715	0.23
Kuraray Co Ltd	Materials	659	6,676	0.23
Goldwin Inc	Consumer Discretionary	120	6,675	0.23
Park24 Co Ltd	Industrials	451	6,652	0.23
Daito Trust Construction Co Ltd	Real Estate	71	6,624	0.23
DMG Mori Co Ltd	Industrials	791	6,622	0.23
Sekisui Chemical Co Ltd	Consumer Discretionary	491	6,530	0.22
Toho Co Ltd/Tokyo	Communication Services	211	6,469	0.22
Electric Power Development Co Ltd	Utilities	319	6,449	0.22
Hankyu Hanshin Holdings Inc	Industrials	191	6,425	0.22
K’s Holdings Corp	Consumer Discretionary	670	6,361	0.22
Shimamura Co Ltd	Consumer Discretionary	104	6,298	0.22
Furukawa Electric Co Ltd	Industrials	344	6,279	0.21
Koito Manufacturing Co Ltd	Consumer Discretionary	184	6,237	0.21
Sawai Pharmaceutical Co Ltd	Health Care	115	6,140	0.21
Tokyu Corp	Industrials	382	6,033	0.21
NH Foods Ltd	Consumer Staples	170	5,922	0.20
Nagoya Railroad Co Ltd	Industrials	210	5,912	0.20

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Sugi Holdings Co Ltd	Consumer Staples	109	5,851	0.20
Air Water Inc	Materials	424	5,847	0.20
MonotaRO Co Ltd	Industrials	219	5,834	0.20
Hino Motors Ltd	Industrials	1,069	5,763	0.20
Oracle Corp Japan	Information Technology	65	5,736	0.20
Tohoku Electric Power Co Inc	Utilities	590	5,700	0.19
COMSYS Holdings Corp	Industrials	220	5,678	0.19
Kewpie Corp	Consumer Staples	280	5,605	0.19
Brother Industries Ltd	Information Technology	363	5,564	0.19
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	269	5,548	0.19
Fukuoka Financial Group Inc	Financials	404	5,366	0.18
Sumitomo Rubber Industries Ltd	Consumer Discretionary	565	5,342	0.18
Konami Holdings Corp	Communication Services	173	5,332	0.18
Kansai Electric Power Co Inc/The	Utilities	469	5,236	0.18
Miura Co Ltd	Industrials	146	5,235	0.18
SMS Co Ltd	Industrials	268	5,213	0.18
Odakyu Electric Railway Co Ltd	Industrials	235	5,181	0.18
Nissin Foods Holdings Co Ltd	Consumer Staples	62	5,174	0.18
Yamada Denki Co Ltd	Consumer Discretionary	1,275	5,098	0.17
Sohgo Security Services Co Ltd	Industrials	103	5,028	0.17
Nihon Kohden Corp	Health Care	133	5,014	0.17
ABC-Mart Inc	Consumer Discretionary	100	5,002	0.17
Stanley Electric Co Ltd	Consumer Discretionary	251	4,959	0.17
Benesse Holdings Inc	Consumer Discretionary	190	4,852	0.17
Ube Industries Ltd	Materials	313	4,815	0.16
Morinaga Milk Industry Co Ltd	Consumer Staples	124	4,792	0.16
Yamaha Corp	Consumer Discretionary	122	4,779	0.16
Acom Co Ltd	Financials	1,160	4,723	0.16
SCSK Corp	Information Technology	106	4,716	0.16
Ship Healthcare Holdings Inc	Health Care	114	4,689	0.16
Seven Bank Ltd	Financials	1,805	4,674	0.16
Kyowa Exeo Corp	Industrials	206	4,598	0.16
Fujikura Ltd	Industrials	1,570	4,561	0.16
Zensho Holdings Co Ltd	Consumer Discretionary	238	4,549	0.16
Nippon Suisan Kaisha Ltd	Consumer Staples	1,021	4,527	0.15
Rohto Pharmaceutical Co Ltd	Consumer Staples	165	4,518	0.15
Keikyu Corp	Industrials	267	4,496	0.15
Santen Pharmaceutical Co Ltd	Health Care	259	4,463	0.15
Toho Gas Co Ltd	Utilities	96	4,381	0.15
House Foods Group Inc	Consumer Staples	133	4,338	0.15
Mabuchi Motor Co Ltd	Industrials	145	4,329	0.15
Yamazaki Baking Co Ltd	Consumer Staples	206	4,311	0.15
TIS Inc	Information Technology	260	4,307	0.15
Azbil Corp	Information Technology	164	4,267	0.15
Rengo Co Ltd	Materials	545	4,258	0.15
Fuji Media Holdings Inc	Communication Services	426	4,255	0.15
Rinnai Corp	Consumer Discretionary	59	4,180	0.14
Morinaga & Co Ltd/Japan	Consumer Staples	102	4,178	0.14
Fujitsu Ltd	Information Technology	46	4,161	0.14
Nifco Inc/Japan	Consumer Discretionary	231	4,153	0.14
DeNA Co Ltd	Communication Services	378	4,143	0.14
Fuji Oil Holdings Inc	Consumer Staples	171	4,140	0.14
Mitsui Mining & Smelting Co Ltd	Materials	247	4,136	0.14
Taiheiyo Cement Corp	Materials	240	4,128	0.14
Toyoda Gosei Co Ltd	Consumer Discretionary	240	4,122	0.14
Daiichi Sankyo Co Ltd	Health Care	59	4,103	0.14
Hitachi Ltd	Information Technology	139	4,057	0.14
Kakaku.com Inc	Communication Services	218	4,010	0.14
NTN Corp	Industrials	2,286	4,008	0.14
JGC Holdings Corp	Industrials	490	3,948	0.13
Shikoku Electric Power Co Inc	Utilities	496	3,933	0.13
Otsuka Corp	Information Technology	91	3,896	0.13
Ezaki Glico Co Ltd	Consumer Staples	92	3,885	0.13
Ariake Japan Co Ltd	Consumer Staples	61	3,858	0.13
Nippon Television Holdings Inc	Communication Services	343	3,837	0.13
Fujitsu General Ltd	Consumer Discretionary	210	3,811	0.13
Yamaha Motor Co Ltd	Consumer Discretionary	312	3,786	0.13
Horiba Ltd	Information Technology	76	3,781	0.13
Sapporo Holdings Ltd	Consumer Staples	204	3,778	0.13
Nihon Unisys Ltd	Information Technology	140	3,771	0.13
Sankyo Co Ltd	Consumer Discretionary	128	3,742	0.13
Topcon Corp	Information Technology	498	3,704	0.13
Nippon Paper Industries Co Ltd	Materials	253	3,610	0.12
Asahi Intecc Co Ltd	Health Care	144	3,574	0.12
Kagome Co Ltd	Consumer Staples	136	3,528	0.12
Ain Holdings Inc	Consumer Staples	59	3,484	0.12
Ito En Ltd	Consumer Staples	65	3,474	0.12
Yakult Honsha Co Ltd	Consumer Staples	58	3,457	0.12
Keihan Holdings Co Ltd	Industrials	77	3,447	0.12
Infomart Corp	Information Technology	518	3,418	0.12
Izumi Co Ltd	Consumer Discretionary	122	3,364	0.11
Zenkoku Hosho Co Ltd	Financials	105	3,318	0.11
Kinden Corp	Industrials	223	3,306	0.11

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Amano Corp	Information Technology	147	3,262	0.11
Meitec Corp	Industrials	81	3,225	0.11
Shimachu Co Ltd	Consumer Discretionary	129	3,198	0.11
Maruha Nichiro Corp	Consumer Staples	151	3,166	0.11
Kyudenko Corp	Industrials	113	3,052	0.10
Nisshin Seifun Group Inc	Consumer Staples	181	3,027	0.10
Tokyo Electron Ltd	Information Technology	16	2,977	0.10
Toyo Seikan Group Holdings Ltd	Materials	259	2,965	0.10
Rakuten Inc	Consumer Discretionary	384	2,919	0.10
Nankai Electric Railway Co Ltd	Industrials	128	2,919	0.10
PALTAC Corp	Consumer Discretionary	58	2,898	0.10
H2O Retailing Corp	Consumer Discretionary	382	2,802	0.10
Shochiku Co Ltd	Communication Services	25	2,778	0.09
Nippon Light Metal Holdings Co Ltd	Materials	1,747	2,739	0.09
Honda Motor Co Ltd	Consumer Discretionary	120	2,714	0.09
Hokuriku Electric Power Co	Utilities	382	2,686	0.09
Dowa Holdings Co Ltd	Materials	101	2,650	0.09
Mitsubishi Gas Chemical Co Inc	Materials	242	2,644	0.09
Kansai Paint Co Ltd	Materials	138	2,631	0.09
Mani Inc	Health Care	105	2,573	0.09
Suzuki Motor Corp	Consumer Discretionary	107	2,565	0.09
NOK Corp	Consumer Discretionary	231	2,560	0.09
FP Corp	Materials	38	2,558	0.09
Kaken Pharmaceutical Co Ltd	Health Care	54	2,542	0.09
Nippon Paint Holdings Co Ltd	Materials	48	2,506	0.09
Taisei Corp	Industrials	80	2,467	0.08
Shin-Etsu Chemical Co Ltd	Materials	25	2,466	0.08
Kobe Bussan Co Ltd	Consumer Staples	62	2,454	0.08
Mitsubishi UFJ Financial Group Inc	Financials	650	2,432	0.08
Seibu Holdings Inc	Industrials	219	2,411	0.08
Mitsubishi Corp	Industrials	112	2,386	0.08
Maruichi Steel Tube Ltd	Materials	99	2,382	0.08
Lasertec Corp	Information Technology	51	2,372	0.08
Obayashi Corp	Industrials	275	2,361	0.08
GS Yuasa Corp	Industrials	174	2,347	0.08
Hokkaido Electric Power Co Inc	Utilities	529	2,299	0.08
Nishi-Nippon Railroad Co Ltd	Industrials	93	2,293	0.08
Sotetsu Holdings Inc	Industrials	89	2,291	0.08
TS Tech Co Ltd	Consumer Discretionary	96	2,279	0.08
Yamato Holdings Co Ltd	Industrials	144	2,275	0.08
Sumitomo Osaka Cement Co Ltd	Materials	74	2,237	0.08
Relo Group Inc	Real Estate	106	2,230	0.08
Iwatani Corp	Energy	66	2,212	0.08
Otsuka Holdings Co Ltd	Health Care	56	2,198	0.08
Colowide Co Ltd	Consumer Discretionary	142	2,156	0.07
Megmilk Snow Brand Co Ltd	Consumer Staples	93	2,118	0.07
Kyocera Corp	Information Technology	36	2,118	0.07
Resorttrust Inc	Consumer Discretionary	212	2,079	0.07
Glory Ltd	Industrials	90	2,068	0.07
Kamigumi Co Ltd	Industrials	119	2,021	0.07
Mitsubishi Motors Corp	Consumer Discretionary	703	1,995	0.07
Ibiden Co Ltd	Information Technology	90	1,979	0.07
Ryohin Keikaku Co Ltd	Consumer Discretionary	176	1,978	0.07
Sanrio Co Ltd	Consumer Discretionary	146	1,949	0.07
Nipro Corp	Health Care	159	1,871	0.06
Toho Holdings Co Ltd	Health Care	89	1,866	0.06
Tokai Rika Co Ltd	Consumer Discretionary	147	1,840	0.06
Murata Manufacturing Co Ltd	Information Technology	36	1,830	0.06
Autobacs Seven Co Ltd	Consumer Discretionary	158	1,821	0.06
CyberAgent Inc	Communication Services	46	1,788	0.06
Oki Electric Industry Co Ltd	Information Technology	185	1,738	0.06
Marui Group Co Ltd	Consumer Discretionary	102	1,715	0.06
TV Asahi Holdings Corp	Communication Services	113	1,711	0.06
Keisei Electric Railway Co Ltd	Industrials	58	1,682	0.06
Sumitomo Corp	Industrials	144	1,658	0.06
Toppan Printing Co Ltd	Industrials	105	1,618	0.06
Taiyo Nippon Sanso Corp	Materials	108	1,610	0.06
Daiichikosho Co Ltd	Communication Services	57	1,525	0.05
Sega Sammy Holdings Inc	Consumer Discretionary	123	1,501	0.05
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	16	1,499	0.05
Tokuyama Corp	Materials	77	1,486	0.05
Marubeni Corp	Industrials	295	1,477	0.05
Kokuyo Co Ltd	Industrials	100	1,399	0.05
Wacoal Holdings Corp	Consumer Discretionary	64	1,395	0.05
Matsui Securities Co Ltd	Financials	187	1,377	0.05
Aozora Bank Ltd	Financials	72	1,372	0.05
Nomura Real Estate Holdings Inc	Real Estate	83	1,354	0.05
Tokyo Tatemono Co Ltd	Real Estate	127	1,354	0.05
Tokyo Ohka Kogyo Co Ltd	Materials	35	1,330	0.05
Duskin Co Ltd	Industrials	50	1,310	0.04
Nagase & Co Ltd	Industrials	109	1,293	0.04
Sojitz Corp	Industrials	527	1,243	0.04

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Japan Post Holdings Co Ltd	Financials	156	1,224	0.04
J Front Retailing Co Ltd	Consumer Discretionary	146	1,213	0.04
Softbank Corp	Communication Services	94	1,199	0.04
Toyota Tsusho Corp	Industrials	50	1,185	0.04
Mitsubishi Electric Corp	Industrials	96	1,183	0.04
TDK Corp	Information Technology	15	1,151	0.04
Mitsui & Co Ltd	Industrials	81	1,127	0.04
Hanwa Co Ltd	Industrials	69	1,078	0.04
Open House Co Ltd	Real Estate	51	1,061	0.04
Medipal Holdings Corp	Health Care	56	1,051	0.04
Okumura Corp	Industrials	50	1,037	0.04
Nomura Holdings Inc	Financials	242	1,027	0.04
Mochida Pharmaceutical Co Ltd	Health Care	26	1,012	0.03
Nachi-Fujikoshi Corp	Industrials	37	1,009	0.03
Ulvac Inc	Information Technology	39	932	0.03
Toyota Industries Corp	Consumer Discretionary	19	922	0.03
Nihon M&A Center Inc	Industrials	34	921	0.03
SCREEN Holdings Co Ltd	Information Technology	25	919	0.03
Kissei Pharmaceutical Co Ltd	Health Care	36	916	0.03
Sumitomo Mitsui Trust Holdings Inc	Financials	32	914	0.03
Tsumura & Co	Health Care	35	896	0.03
Sony Financial Holdings Inc	Financials	52	877	0.03
Dai-ichi Life Holdings Inc	Financials	72	870	0.03
MINEBEA MITSUMI Inc	Industrials	56	843	0.03
Hokuhoku Financial Group Inc	Financials	90	805	0.03
Canon Marketing Japan Inc	Information Technology	39	777	0.03
Sumitomo Dainippon Pharma Co Ltd	Health Care	59	768	0.03
Kyowa Kirin Co Ltd	Health Care	34	767	0.03
Mebuki Financial Group Inc	Financials	371	758	0.03
Sangetsu Corp	Consumer Discretionary	49	723	0.02
Seino Holdings Co Ltd	Industrials	64	693	0.02
Nishi-Nippon Financial Holdings Inc	Financials	121	685	0.02
Daishi Hokuetsu Financial Group Inc	Financials	30	659	0.02
Resona Holdings Inc	Financials	216	653	0.02
Yamaguchi Financial Group Inc	Financials	115	651	0.02
Toyobo Co Ltd	Materials	61	647	0.02
Yokohama Rubber Co Ltd/The	Consumer Discretionary	51	641	0.02
Japan Post Insurance Co Ltd	Financials	51	635	0.02
Dai Nippon Printing Co Ltd	Industrials	29	629	0.02
Credit Saison Co Ltd	Financials	53	619	0.02
Tokyu Fudosan Holdings Corp	Real Estate	129	618	0.02
77 Bank Ltd/The	Financials	48	618	0.02
Taisho Pharmaceutical Holdings Co Ltd	Health Care	10	607	0.02
Hitachi Capital Corp	Financials	32	603	0.02
Mitsubishi Materials Corp	Materials	29	599	0.02
Ricoh Co Ltd	Information Technology	80	593	0.02
Gunma Bank Ltd/The	Financials	189	575	0.02
Ono Pharmaceutical Co Ltd	Health Care	25	573	0.02
Alfresa Holdings Corp	Health Care	30	563	0.02
Taiyo Yuden Co Ltd	Information Technology	21	551	0.02
Sankyu Inc	Industrials	14	540	0.02
Hiroshima Bank Ltd/The	Financials	125	524	0.02
Toyota Boshoku Corp	Consumer Discretionary	42	501	0.02
Sumitomo Chemical Co Ltd	Materials	168	501	0.02
Mitsubishi UFJ Lease & Finance Co Ltd	Financials	98	485	0.02
Sumitomo Electric Industries Ltd	Consumer Discretionary	46	481	0.02
Nishimatsu Construction Co Ltd	Industrials	25	473	0.02
Penta-Ocean Construction Co Ltd	Industrials	88	463	0.02
Shinsei Bank Ltd	Financials	34	459	0.02
Hachijuni Bank Ltd/The	Financials	124	449	0.02
Showa Denko KK	Materials	19	396	0.01
Kyushu Financial Group Inc	Financials	101	385	0.01
Suzuken Co Ltd/Aichi Japan	Health Care	10	367	0.01
Nippon Shokubai Co Ltd	Materials	8	357	0.01
T&D Holdings Inc	Financials	43	349	0.01
Nippon Electric Glass Co Ltd	Information Technology	26	346	0.01
Hirose Electric Co Ltd	Information Technology	3	343	0.01
Isuzu Motors Ltd	Consumer Discretionary	47	311	0.01
Seiko Epson Corp	Information Technology	28	309	0.01
Persol Holdings Co Ltd	Industrials	30	297	0.01
Konica Minolta Inc	Information Technology	73	297	0.01
Miraca Holdings Inc	Health Care	14	293	0.01
Iyo Bank Ltd/The	Financials	57	288	0.01
Concordia Financial Group Ltd	Financials	83	243	0.01
Ushio Inc	Industrials	24	233	0.01
Shiga Bank Ltd/The	Financials	10	229	0.01
Bank of Kyoto Ltd/The	Financials	7	218	0.01
NGK Insulators Ltd	Industrials	16	215	0.01
Sanwa Holdings Corp	Industrials	27	214	0.01
Chiba Bank Ltd/The	Financials	47	205	0.01
Oji Holdings Corp	Materials	38	203	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Shizuoka Bank Ltd/The	Financials	29	178	0.01
Haseko Corp	Consumer Discretionary	16	171	0.01
Citizen Watch Co Ltd	Information Technology	46	164	0.01
Tokai Carbon Co Ltd	Materials	18	149	0.01
Zeon Corp	Materials	17	132	0.00
Chugoku Bank Ltd/The	Financials	13	114	0.00
ADEKA Corp	Materials	6	76	0.00
Yamato Kogyo Co Ltd	Materials	4	72	0.00

A basket (JPGSFDEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

SAP SE	Information Technology	798	$89,945	3.21%
L’Oreal SA	Consumer Staples	333	87,186	3.11
Enel SpA	Utilities	11,885	82,654	2.95
TOTAL SA	Energy	1,926	74,768	2.67
Air Liquide SA	Materials	489	62,577	2.24
Bayer AG	Health Care	1,018	59,044	2.11
Allianz SE	Financials	308	52,990	1.89
Deutsche Telekom AG	Communication Services	3,919	50,791	1.81
adidas AG	Consumer Discretionary	222	50,179	1.79
Koninklijke Ahold Delhaize NV	Consumer Staples	2,112	49,312	1.76
Kering SA	Consumer Discretionary	86	44,805	1.60
Industria de Diseno Textil SA	Consumer Discretionary	1,561	40,518	1.45
Anheuser-Busch InBev SA/NV	Consumer Staples	901	39,994	1.43
Deutsche Boerse AG	Financials	282	38,626	1.38
Schneider Electric SE	Industrials	417	35,960	1.28
Nokia Oyj	Information Technology	11,153	35,106	1.25
Sanofi	Health Care	399	35,059	1.25
Merck KGaA	Health Care	320	32,823	1.17
Adyen NV	Information Technology	39	32,685	1.17
Iberdrola SA	Utilities	3,236	31,898	1.14
Dassault Systemes SE	Information Technology	203	30,114	1.08
Akzo Nobel NV	Materials	456	30,042	1.07
Unilever NV	Consumer Staples	601	29,552	1.06
CRH PLC	Materials	1,052	28,685	1.02
Amadeus IT Group SA	Information Technology	599	28,384	1.01
Neste Oyj	Energy	835	28,257	1.01
Wolters Kluwer NV	Industrials	382	26,908	0.96
Covestro AG	Materials	859	26,260	0.94
Deutsche Post AG	Industrials	906	24,617	0.88
Danone SA	Consumer Staples	370	23,813	0.85
Legrand SA	Industrials	366	23,483	0.84
FinecoBank Banca Fineco SpA	Financials	2,493	22,675	0.81
Michelin	Consumer Discretionary	242	21,481	0.77
Ubisoft Entertainment SA	Communication Services	289	21,311	0.76
Vonovia SE	Real Estate	432	21,248	0.76
Eni SpA	Energy	1,975	19,976	0.71
KBC Group NV	Financials	418	19,289	0.69
Intesa Sanpaolo SpA	Financials	11,795	19,260	0.69
HeidelbergCement AG	Materials	443	19,011	0.68
Capgemini SE	Information Technology	222	18,769	0.67
Accor SA	Consumer Discretionary	663	18,179	0.65
Endesa SA	Utilities	847	18,085	0.65
Fortum Oyj	Utilities	1,231	18,068	0.65
Atos SE	Information Technology	256	17,327	0.62
Deutsche Wohnen SE	Real Estate	455	17,321	0.62
Worldline SA/France	Information Technology	292	17,184	0.61
Beiersdorf AG	Consumer Staples	169	17,119	0.61
Pernod Ricard SA	Consumer Staples	120	17,059	0.61
Kerry Group PLC	Consumer Staples	142	16,426	0.59
ING Groep NV	Financials	3,125	16,393	0.59
Continental AG	Consumer Discretionary	225	16,199	0.58
Carrefour SA	Consumer Staples	980	15,491	0.55
Red Electrica Corp SA	Utilities	856	15,372	0.55
EssilorLuxottica SA	Consumer Discretionary	141	15,245	0.54
Munich Re	Financials	75	15,166	0.54
Elisa Oyj	Communication Services	243	15,073	0.54
Terna Rete Elettrica Nazionale SpA	Utilities	2,372	15,016	0.54
Snam SpA	Utilities	3,191	14,717	0.53
Poste Italiane SpA	Financials	1,732	14,673	0.52
Cie de Saint-Gobain	Industrials	603	14,652	0.52
Hermes International	Consumer Discretionary	21	14,183	0.51
Heineken NV	Consumer Staples	169	14,123	0.50
Prysmian SpA	Industrials	858	13,738	0.49
Koninklijke KPN NV	Communication Services	5,721	13,659	0.49
EXOR NV	Financials	260	13,400	0.48
Naturgy Energy Group SA	Utilities	753	13,310	0.48
Pirelli & C SpA	Consumer Discretionary	3,685	13,199	0.47
Valeo SA	Consumer Discretionary	778	13,015	0.46
Suez	Utilities	1,276	12,986	0.46
Evonik Industries AG	Materials	597	12,496	0.45

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Fresenius Medical Care AG & Co KGaA	Health Care	187	12,344	0.44
UCB SA	Health Care	139	12,041	0.43
Fiat Chrysler Automobiles NV	Consumer Discretionary	1,641	11,830	0.42
Hannover Rueck SE	Financials	82	11,750	0.42
Faurecia SE	Consumer Discretionary	363	10,883	0.39
Orange SA	Communication Services	888	10,851	0.39
Enagas SA	Utilities	535	10,628	0.38
Davide Campari-Milano SpA	Consumer Staples	1,475	10,598	0.38
Smurfit Kappa Group PLC	Materials	375	10,584	0.38
Kingspan Group PLC	Industrials	198	10,577	0.38
LEG Immobilien AG	Real Estate	94	10,567	0.38
EDP — Energias de Portugal SA	Utilities	2,592	10,401	0.37
Deutsche Lufthansa AG	Industrials	1,101	10,346	0.37
Proximus SADP	Communication Services	450	10,301	0.37
Moncler SpA	Consumer Discretionary	282	10,295	0.37
Eiffage SA	Industrials	144	10,208	0.36
Thales SA	Industrials	116	9,750	0.35
Randstad NV	Industrials	276	9,734	0.35
Carl Zeiss Meditec AG	Health Care	100	9,683	0.35
Jeronimo Martins SGPS SA	Consumer Staples	523	9,425	0.34
Nemetschek SE	Information Technology	184	9,137	0.33
Orion Oyj	Health Care	223	9,116	0.33
Aroundtown SA	Real Estate	1,825	9,116	0.33
Air France-KLM	Industrials	1,624	9,085	0.32
Kone Oyj	Industrials	159	9,013	0.32
Recordati SpA	Health Care	212	8,944	0.32
Symrise AG	Materials	95	8,836	0.32
DiaSorin SpA	Health Care	66	8,779	0.31
Gecina SA	Real Estate	66	8,745	0.31
ASR Nederland NV	Financials	344	8,664	0.31
Aena SME SA	Industrials	79	8,621	0.31
Orpea	Health Care	82	8,590	0.31
Alstom SA	Industrials	204	8,522	0.30
Ferrovial SA	Industrials	352	8,439	0.30
Hera SpA	Utilities	2,294	8,225	0.29
Valmet Oyj	Industrials	418	8,197	0.29
LANXESS AG	Materials	205	8,184	0.29
Puma SE	Consumer Discretionary	137	8,167	0.29
Veolia Environnement SA	Utilities	381	8,151	0.29
ASML Holding NV	Information Technology	30	8,025	0.29
HelloFresh SE	Consumer Discretionary	235	7,903	0.28
Knorr-Bremse AG	Industrials	87	7,684	0.27
E.ON SE	Utilities	741	7,672	0.27
Saipem SpA	Energy	3,109	7,639	0.27
Amplifon SpA	Health Care	371	7,611	0.27
A2A SpA	Utilities	5,968	7,418	0.26
Zalando SE	Consumer Discretionary	191	7,339	0.26
Telefonica Deutschland Holding AG	Communication Services	2,910	7,212	0.26
Teleperformance	Industrials	34	7,143	0.26
Colruyt SA	Consumer Staples	129	6,950	0.25
OMV AG	Energy	252	6,948	0.25
Erste Group Bank AG	Financials	372	6,891	0.25
Grifols SA	Health Care	203	6,889	0.25
Eutelsat Communications SA	Communication Services	658	6,877	0.25
Sodexo SA	Consumer Discretionary	101	6,821	0.24
Italgas SpA	Utilities	1,240	6,784	0.24
BioMerieux	Health Care	60	6,746	0.24
Solvay SA	Materials	92	6,678	0.24
HOCHTIEF AG	Industrials	100	6,628	0.24
Brenntag AG	Industrials	177	6,553	0.23
Kesko Oyj	Consumer Staples	112	6,351	0.23
MorphoSys AG	Health Care	64	6,303	0.23
Ipsen SA	Health Care	118	6,088	0.22
Signify NV	Industrials	312	6,064	0.22
LVMH Moet Hennessy Louis Vuitton SE	Consumer Discretionary	16	5,919	0.21
Dialog Semiconductor PLC	Information Technology	207	5,602	0.20
voestalpine AG	Materials	258	5,237	0.19
Rheinmetall AG	Industrials	74	5,209	0.19
Linde PLC	Materials	28	4,966	0.18
Verbund AG	Utilities	136	4,921	0.18
Bankinter SA	Financials	1,320	4,841	0.17
Sartorius Stedim Biotech	Health Care	24	4,741	0.17
Cofinimmo SA	Real Estate	36	4,734	0.17
Euronext NV	Financials	63	4,718	0.17
Publicis Groupe SA	Communication Services	165	4,717	0.17
Huhtamaki Oyj	Materials	147	4,700	0.17
GEA Group AG	Industrials	227	4,665	0.17
Flutter Entertainment PLC	Consumer Discretionary	49	4,469	0.16

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
ANDRITZ AG	Industrials	140	4,392	0.16
ASM International NV	Information Technology	43	4,292	0.15
Sampo Oyj	Financials	146	4,261	0.15
QIAGEN NV	Health Care	102	4,109	0.15
Vinci SA	Industrials	49	4,049	0.14
ICADE	Real Estate	51	4,033	0.14
Bureau Veritas SA	Industrials	212	4,026	0.14
KION Group AG	Industrials	92	3,961	0.14
Aeroports de Paris	Industrials	41	3,959	0.14
Klepierre SA	Real Estate	205	3,952	0.14
Warehouses De Pauw CVA	Real Estate	137	3,940	0.14
Galapagos NV	Health Care	20	3,935	0.14
TAG Immobilien AG	Real Estate	194	3,833	0.14
Cellnex Telecom SA	Communication Services	84	3,811	0.14
Telenet Group Holding NV	Communication Services	126	3,804	0.14
Heineken Holding NV	Consumer Staples	49	3,765	0.13
Rubis SCA	Utilities	89	3,729	0.13
Merlin Properties Socimi SA	Real Estate	494	3,726	0.13
ProSiebenSat.1 Media SE	Communication Services	469	3,718	0.13
CTS Eventim AG & Co KGaA	Communication Services	80	3,596	0.13
Covivio	Real Estate	64	3,582	0.13
Rexel SA	Industrials	479	3,561	0.13
Koninklijke Philips NV	Health Care	86	3,486	0.12
Aalberts NV	Industrials	143	3,398	0.12
alstria office REIT-AG	Real Estate	227	3,254	0.12
HUGO BOSS AG	Consumer Discretionary	128	3,238	0.12
Bechtle AG	Information Technology	24	3,124	0.11
Assicurazioni Generali SpA	Financials	220	2,990	0.11
Glanbia PLC	Consumer Staples	272	2,949	0.11
Fraport AG Frankfurt Airport Services Wo	Industrials	73	2,948	0.11
Scout24 AG	Communication Services	48	2,902	0.10
Inmobiliaria Colonial Socimi SA	Real Estate	296	2,802	0.10
Fresenius SE & Co KGaA	Health Care	71	2,638	0.09
IMCD NV	Industrials	37	2,638	0.09
Elia Group SA/NV	Utilities	26	2,574	0.09
Aedifica SA	Real Estate	25	2,556	0.09
Siemens AG	Industrials	28	2,415	0.09
NN Group NV	Financials	89	2,411	0.09
Ferrari NV	Consumer Discretionary	15	2,354	0.08
RWE AG	Utilities	88	2,312	0.08
Kojamo Oyj	Real Estate	118	2,236	0.08
Delivery Hero SE	Consumer Discretionary	30	2,222	0.08
STMicroelectronics NV	Information Technology	100	2,184	0.08
Alten SA	Information Technology	30	2,142	0.08
Grand City Properties SA	Real Estate	98	2,055	0.07
Altice Europe NV	Communication Services	518	2,008	0.07
Aegon NV	Financials	791	2,007	0.07
Sofina SA	Financials	9	1,906	0.07
Lagardere SCA	Communication Services	149	1,875	0.07
Banco Santander SA	Financials	763	1,857	0.07
Ageas	Financials	44	1,812	0.06
Koninklijke Vopak NV	Energy	35	1,802	0.06
BNP Paribas SA	Financials	59	1,784	0.06
Wienerberger AG	Materials	112	1,762	0.06
Getlink SE	Industrials	146	1,758	0.06
GRENKE AG	Financials	29	1,726	0.06
Elis SA	Industrials	177	1,681	0.06
MTU Aero Engines AG	Industrials	11	1,678	0.06
Ackermans & van Haaren NV	Financials	13	1,630	0.06
IMMOFINANZ AG	Real Estate	88	1,577	0.06
CNP Assurances	Financials	161	1,574	0.06
Credit Agricole SA	Financials	195	1,434	0.05
Banco BPM SpA	Financials	1,026	1,351	0.05
METRO AG	Consumer Staples	154	1,326	0.05
Natixis SA	Financials	407	1,326	0.05
Societe Generale SA	Financials	77	1,300	0.05
Daimler AG	Consumer Discretionary	43	1,291	0.05
Raiffeisen Bank International AG	Financials	87	1,276	0.05
SEB SA	Consumer Discretionary	10	1,271	0.05
ACS Actividades de Construccion y Servic	Industrials	63	1,229	0.04
Banco Bilbao Vizcaya Argentaria SA	Financials	384	1,228	0.04
Repsol SA	Energy	126	1,150	0.04
Telefonica SA	Communication Services	251	1,149	0.04
SCOR SE	Financials	52	1,140	0.04
UPM-Kymmene Oyj	Materials	40	1,106	0.04
Sopra Steria Group	Information Technology	10	1,095	0.04
Nexi SpA	Information Technology	80	1,041	0.04
Telecom Italia SpA/Milano	Communication Services	2,489	1,017	0.04

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
ArcelorMittal SA	Materials	105	993	0.04
Stora Enso Oyj	Materials	96	973	0.03
Bayerische Motoren Werke AG	Consumer Discretionary	17	861	0.03
Arkema SA	Materials	12	829	0.03
Atlantia SpA	Industrials	64	807	0.03
Bollore SA	Communication Services	291	803	0.03
Koninklijke DSM NV	Materials	6	719	0.03
Edenred	Information Technology	17	700	0.03
SPIE SA	Industrials	64	645	0.02
Just Eat Takeaway	Consumer Discretionary	9	643	0.02
Siemens Gamesa Renewable Energy SA	Industrials	41	619	0.02
Bank of Ireland Group PLC	Financials	308	582	0.02
Renault SA	Consumer Discretionary	25	493	0.02
Casino Guichard Perrachon SA	Consumer Staples	13	491	0.02
Ryanair Holdings PLC	Industrials	47	474	0.02
K+S AG	Materials	74	429	0.02
Electricite de France SA	Utilities	33	260	0.01
Mapfre SA	Financials	113	192	0.01
Hella GmbH & Co KGaA	Consumer Discretionary	2	51	0.00

A basket (JPGSFDUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight
GlaxoSmithKline PLC	Health Care	4,250	$79,804	9.32%
AstraZeneca PLC	Health Care	398	35,640	4.16
BP PLC	Energy	5,980	25,520	2.98
Diageo PLC	Consumer Staples	766	24,554	2.87
Unilever PLC	Consumer Staples	440	22,221	2.60
British American Tobacco PLC	Consumer Staples	614	21,005	2.45
RELX PLC	Industrials	946	20,312	2.37
Vodafone Group PLC	Communication Services	12,610	17,667	2.06
SSE PLC	Utilities	1,006	16,278	1.90
Compass Group PLC	Consumer Discretionary	965	15,128	1.77
CRH PLC	Materials	501	13,645	1.59
HSBC Holdings PLC	Financials	2,300	12,950	1.51
Imperial Brands PLC	Consumer Staples	662	12,277	1.43
Tesco PLC	Consumer Staples	3,914	11,102	1.30
Polymetal International PLC	Materials	613	10,477	1.22
Reckitt Benckiser Group PLC	Consumer Staples	128	9,760	1.14
Smith & Nephew PLC	Health Care	503	8,954	1.05
BAE Systems PLC	Industrials	1,374	8,892	1.04
J Sainsbury PLC	Consumer Staples	3,345	8,725	1.02
Ferguson PLC	Industrials	136	8,554	1.00
Wm Morrison Supermarkets PLC	Consumer Staples	3,716	8,201	0.96
Rio Tinto PLC	Materials	175	8,049	0.94
Pennon Group PLC	Utilities	596	8,026	0.94
Segro PLC	Real Estate	806	7,631	0.89
Aviva PLC	Financials	2,288	7,616	0.89
M&G PLC	Financials	5,101	7,122	0.83
United Utilities Group PLC	Utilities	588	6,578	0.77
Tate & Lyle PLC	Consumer Staples	793	6,446	0.75
ConvaTec Group PLC	Health Care	2,683	6,204	0.72
Admiral Group PLC	Financials	222	6,146	0.72
Severn Trent PLC	Utilities	211	5,972	0.70
Prudential PLC	Financials	442	5,681	0.66
Flutter Entertainment PLC	Consumer Discretionary	62	5,586	0.65
Rentokil Initial PLC	Industrials	1,159	5,572	0.65
Experian PLC	Industrials	199	5,559	0.65
Standard Life Aberdeen PLC	Financials	1,957	5,432	0.63
Rightmove PLC	Communication Services	885	5,349	0.62
Coca-Cola HBC AG	Consumer Staples	246	5,294	0.62
Centamin PLC	Materials	3,421	5,158	0.60
Evraz PLC	Materials	1,773	5,090	0.59
Hikma Pharmaceuticals PLC	Health Care	201	5,082	0.59
HomeServe PLC	Industrials	384	5,032	0.59
Plus500 Ltd	Financials	361	4,835	0.56
Royal Bank of Scotland Group PLC	Financials	3,442	4,818	0.56
UDG Healthcare PLC	Health Care	603	4,724	0.55
GVC Holdings PLC	Consumer Discretionary	674	4,688	0.55
Future PLC	Communication Services	374	4,634	0.54
Great Portland Estates PLC	Real Estate	548	4,630	0.54
Glencore PLC	Materials	3,006	4,614	0.54
Primary Health Properties PLC	Real Estate	2,266	4,512	0.53
Avast PLC	Information Technology	918	4,476	0.52
Next PLC	Consumer Discretionary	87	4,379	0.51
Direct Line Insurance Group PLC	Financials	1,193	4,378	0.51
UNITE Group PLC/The	Real Estate	439	4,362	0.51
Games Workshop Group PLC	Consumer Discretionary	80	4,293	0.50
3i Group PLC	Financials	433	4,254	0.50

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
IG Group Holdings PLC	Financials	491	4,211	0.49
Sage Group PLC/The	Information Technology	564	4,134	0.48
Dechra Pharmaceuticals PLC	Health Care	141	4,126	0.48
Derwent London PLC	Real Estate	100	4,062	0.47
Fresnillo PLC	Materials	487	4,023	0.47
Anglo American PLC	Materials	227	3,986	0.47
Tritax Big Box REIT PLC	Real Estate	2,824	3,929	0.46
Pets at Home Group Plc	Consumer Discretionary	1,223	3,904	0.46
DCC PLC	Industrials	62	3,892	0.45
Ashmore Group PLC	Financials	873	3,862	0.45
Cranswick PLC	Consumer Staples	84	3,837	0.45
Spirax-Sarco Engineering PLC	Industrials	37	3,738	0.44
Halma PLC	Information Technology	155	3,683	0.43
Britvic PLC	Consumer Staples	421	3,663	0.43
Intermediate Capital Group PLC	Financials	323	3,587	0.42
JD Sports Fashion PLC	Consumer Discretionary	614	3,486	0.41
Grainger PLC	Real Estate	1,058	3,401	0.40
Greggs PLC	Consumer Discretionary	168	3,360	0.39
Hargreaves Lansdown PLC	Financials	191	3,277	0.38
Barclays PLC	Financials	2,807	3,275	0.38
Bunzl PLC	Industrials	160	3,230	0.38
Royal Mail PLC	Industrials	2,060	3,197	0.37
AVEVA Group PLC	Information Technology	72	3,130	0.37
Intertek Group PLC	Industrials	51	2,965	0.35
Legal & General Group PLC	Financials	1,179	2,833	0.33
Diploma PLC	Industrials	138	2,761	0.32
Domino’s Pizza Group PLC	Consumer Discretionary	771	2,713	0.32
Dunelm Group PLC	Consumer Discretionary	300	2,628	0.31
Signature Aviation PLC	Industrials	1,247	2,552	0.30
Spirent Communications PLC	Information Technology	989	2,551	0.30
Assura PLC	Real Estate	2,462	2,549	0.30
IWG PLC	Real Estate	1,181	2,524	0.29
Investec PLC	Financials	1,268	2,389	0.28
IntegraFin Holdings PLC	Financials	440	2,375	0.28
Ferrexpo PLC	Materials	1,618	2,369	0.28
LondonMetric Property PLC	Real Estate	1,080	2,356	0.28
Ashtead Group PLC	Industrials	106	2,317	0.27
Schroders PLC	Financials	75	2,312	0.27
QinetiQ Group PLC	Industrials	567	2,263	0.26
Moneysupermarket.com Group PLC	Consumer Discretionary	599	2,256	0.26
Informa PLC	Communication Services	408	2,240	0.26
Vistry Group PLC	Consumer Discretionary	307	2,192	0.26
Tullow Oil PLC	Energy	16,477	2,191	0.26
Marshalls PLC	Materials	300	2,178	0.25
Rotork PLC	Industrials	796	2,124	0.25
Safestore Holdings PLC	Real Estate	266	2,113	0.25
SSP Group Plc	Consumer Discretionary	552	2,105	0.25
Pearson PLC	Communication Services	306	2,095	0.24
Lancashire Holdings Ltd	Financials	272	2,091	0.24
Man Group PLC/Jersey	Financials	1,341	2,071	0.24
Countryside Properties PLC	Consumer Discretionary	581	2,054	0.24
Auto Trader Group PLC	Communication Services	376	2,047	0.24
Jupiter Fund Management PLC	Financials	821	2,036	0.24
Softcat PLC	Information Technology	156	1,999	0.23
St James’s Place PLC	Financials	206	1,940	0.23
Ocado Group PLC	Consumer Discretionary	126	1,911	0.22
Hiscox Ltd	Financials	165	1,893	0.22
Ultra Electronics Holdings PLC	Industrials	76	1,890	0.22
Croda International PLC	Materials	36	1,889	0.22
Associated British Foods PLC	Consumer Staples	80	1,803	0.21
Mediclinic International PLC	Health Care	537	1,794	0.21
Big Yellow Group PLC	Real Estate	144	1,788	0.21
Serco Group PLC	Industrials	1,172	1,786	0.21
Meggitt PLC	Industrials	495	1,780	0.21
Computacenter PLC	Information Technology	100	1,767	0.21
John Wood Group PLC	Energy	916	1,767	0.21
UK Commercial Property REIT Ltd	Real Estate	1,881	1,749	0.20
Bellway PLC	Consumer Discretionary	65	1,737	0.20
Barratt Developments PLC	Consumer Discretionary	308	1,684	0.20
Greencore Group PLC	Consumer Staples	815	1,667	0.19
Savills PLC	Real Estate	163	1,666	0.19
Howden Joinery Group PLC	Industrials	255	1,618	0.19
Antofagasta PLC	Materials	166	1,589	0.19
B&M European Value Retail SA	Consumer Discretionary	460	1,572	0.18
Close Brothers Group PLC	Financials	111	1,562	0.18
Berkeley Group Holdings PLC	Consumer Discretionary	34	1,537	0.18
Redrow PLC	Consumer Discretionary	338	1,505	0.18
Electrocomponents PLC	Information Technology	232	1,484	0.17
John Laing Group PLC	Industrials	352	1,483	0.17
Ibstock PLC	Materials	771	1,453	0.17

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Inchcape PLC	Consumer Discretionary	270	1,449	0.17
Shaftesbury PLC	Real Estate	189	1,449	0.17
AJ Bell PLC	Financials	368	1,416	0.17
Wizz Air Holdings Plc	Industrials	49	1,406	0.16
Smurfit Kappa Group PLC	Materials	48	1,364	0.16
Ninety One PLC	Financials	634	1,359	0.16
Petrofac Ltd	Energy	547	1,326	0.15
Polypipe Group plc	Industrials	230	1,311	0.15
Burberry Group PLC	Consumer Discretionary	78	1,276	0.15
Taylor Wimpey PLC	Consumer Discretionary	859	1,252	0.15
Rolls-Royce Holdings PLC	Industrials	291	1,228	0.14
Kainos Group PLC	Information Technology	150	1,227	0.14
Drax Group PLC	Utilities	628	1,197	0.14
Genus PLC	Health Care	29	1,180	0.14
National Express Group PLC	Industrials	451	1,152	0.13
Workspace Group PLC	Real Estate	120	1,128	0.13
Galliford Try Holdings PLC	Industrials	689	1,124	0.13
IMI PLC	Industrials	120	1,116	0.13
OneSavings Bank PLC	Financials	355	1,103	0.13
GCP Student Living PLC	Real Estate	653	1,077	0.13
LXI REIT plc	Real Estate	788	1,063	0.12
WH Smith PLC	Consumer Discretionary	75	1,055	0.12
Frasers Group PLC	Consumer Discretionary	464	1,050	0.12
Aggreko PLC	Industrials	171	1,033	0.12
Melrose Industries PLC	Industrials	904	1,026	0.12
Vesuvius PLC	Industrials	250	1,000	0.12
Energean Oil & Gas PLC	Energy	138	987	0.12
Smiths Group PLC	Industrials	64	974	0.11
Coats Group PLC	Consumer Discretionary	1,832	965	0.11
C&C Group PLC	Consumer Staples	393	958	0.11
Euromoney Institutional Investor PLC	Communication Services	95	957	0.11
Crest Nicholson Holdings plc	Consumer Discretionary	438	952	0.11
Land Securities Group PLC	Real Estate	137	947	0.11
Firstgroup PLC	Industrials	1,482	927	0.11
Centrica PLC	Utilities	1,891	893	0.10
Hunting PLC	Energy	400	869	0.10
Whitbread PLC	Consumer Discretionary	22	808	0.09
Premier Oil PLC	Energy	3,782	808	0.09
Cairn Energy PLC	Energy	806	773	0.09
Dixons Carphone PLC	Consumer Discretionary	784	759	0.09
Marston’s PLC	Consumer Discretionary	1,456	744	0.09
easyJet PLC	Industrials	105	743	0.09
Marks & Spencer Group PLC	Consumer Discretionary	589	725	0.08
Travis Perkins PLC	Industrials	65	709	0.08
Rhi Magnesita NV	Materials	27	693	0.08
Hochschild Mining PLC	Materials	519	685	0.08
Playtech Plc	Consumer Discretionary	322	678	0.08
Beazley PLC	Financials	140	676	0.08
Renishaw PLC	Information Technology	17	666	0.08
Sirius Real Estate Ltd	Real Estate	806	659	0.08
Sanne Group PLC	Financials	83	637	0.07
TalkTalk Telecom Group PLC	Communication Services	601	633	0.07
Pagegroup PLC	Industrials	140	631	0.07
Kingfisher PLC	Consumer Discretionary	352	627	0.07
Telecom Plus PLC	Utilities	40	621	0.07
Oxford Instruments PLC	Information Technology	38	605	0.07
Hill & Smith Holdings PLC	Materials	50	598	0.07
Stagecoach Group PLC	Industrials	679	588	0.07
Brewin Dolphin Holdings PLC	Financials	216	587	0.07
St Modwen Properties PLC	Real Estate	143	585	0.07
J D Wetherspoon PLC	Consumer Discretionary	53	576	0.07
International Consolidated Airlines Grou	Industrials	214	571	0.07
888 Holdings PLC	Consumer Discretionary	365	563	0.07
TI Fluid Systems PLC	Consumer Discretionary	307	559	0.07
Trainline PLC	Consumer Discretionary	132	557	0.07
Micro Focus International PLC	Information Technology	112	554	0.06
Go-Ahead Group PLC/The	Industrials	53	539	0.06
Clarkson PLC	Industrials	18	525	0.06
Hilton Food Group PLC	Consumer Staples	38	514	0.06
Sabre Insurance Group PLC	Financials	141	507	0.06
FDM Group Holdings PLC	Information Technology	55	501	0.06
PZ Cussons PLC	Consumer Staples	201	477	0.06
Rank Group PLC	Consumer Discretionary	276	444	0.05
AG Barr PLC	Consumer Staples	74	443	0.05
Equiniti Group PLC	Information Technology	197	431	0.05
McCarthy & Stone PLC	Consumer Discretionary	508	408	0.05
4imprint Group PLC	Communication Services	17	408	0.05

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Paragon Banking Group PLC	Financials	94	386	0.05
Bank of Georgia Group PLC	Financials	33	375	0.04
Rathbone Brothers PLC	Financials	20	374	0.04
Mitchells & Butlers PLC	Consumer Discretionary	156	351	0.04
PayPoint PLC	Industrials	53	350	0.04
Hyve Group PLC	Communication Services	1,220	298	0.03
SIG PLC	Industrials	1,008	291	0.03
PureTech Health Plc	Health Care	93	277	0.03
Airtel Africa PLC	Communication Services	396	202	0.02
Senior PLC	Industrials	230	200	0.02
James Fisher & Sons PLC	Industrials	12	194	0.02
Watches of Switzerland Group PLC	Consumer Discretionary	78	180	0.02
Network International Holdings PLC	Information Technology	36	173	0.02
ContourGlobal PLC	Utilities	94	168	0.02
Daejan Holdings PLC	Real Estate	2	163	0.02
Essentra PLC	Materials	45	148	0.02
TBC Bank Group PLC	Financials	16	146	0.02
Finablr PLC	Information Technology	1,068	146	0.02
PPHE Hotel Group Ltd	Consumer Discretionary	12	143	0.02
CLS Holdings PLC	Real Estate	55	132	0.02
Bakkavor Group PLC	Consumer Staples	68	89	0.01
Vivo Energy PLC	Consumer Discretionary	98	82	0.01

A basket (JPGSFDUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Apple Inc	Information Technology	544	$138,224	2.67%
Johnson & Johnson	Health Care	994	130,300	2.52
Microsoft Corp	Information Technology	609	96,079	1.86
Merck & Co Inc	Health Care	1,213	93,290	1.80
Facebook Inc	Communication Services	509	84,974	1.64
Alphabet Inc	Communication Services	65	75,495	1.46
Procter & Gamble Co/The	Consumer Staples	599	65,897	1.27
Adobe Inc	Information Technology	201	63,976	1.24
JPMorgan Chase & Co	Financials	679	61,120	1.18
Amazon.com Inc	Consumer Discretionary	31	60,654	1.17
Verizon Communications Inc	Communication Services	1,058	56,834	1.10
Walmart Inc	Consumer Staples	420	47,675	0.92
Walt Disney Co/The	Communication Services	476	45,940	0.89
Visa Inc	Information Technology	281	45,219	0.87
Comcast Corp	Communication Services	1,306	44,892	0.87
Costco Wholesale Corp	Consumer Staples	153	43,661	0.84
Pfizer Inc	Health Care	1,321	43,118	0.83
UnitedHealth Group Inc	Health Care	165	41,219	0.80
Intuit Inc	Information Technology	178	40,937	0.79
Bristol-Myers Squibb Co	Health Care	728	40,598	0.78
Newmont Corp	Materials	874	39,587	0.76
Mastercard Inc	Information Technology	154	37,200	0.72
PepsiCo Inc	Consumer Staples	309	37,152	0.72
VeriSign Inc	Information Technology	199	35,768	0.69
Crown Castle International Corp	Real Estate	245	35,374	0.68
Cerner Corp	Health Care	550	34,671	0.67
Southern Co/The	Utilities	619	33,514	0.65
Philip Morris International Inc	Consumer Staples	459	33,472	0.65
Kroger Co/The	Consumer Staples	1,083	32,611	0.63
Chubb Ltd	Financials	289	32,262	0.62
Intel Corp	Information Technology	591	32,007	0.62
ANSYS Inc	Information Technology	136	31,645	0.61
Bank of America Corp	Financials	1,482	31,463	0.61
AT&T Inc	Communication Services	1,061	30,932	0.60
Netflix Inc	Communication Services	82	30,856	0.60
Altria Group Inc	Consumer Staples	794	30,696	0.59
Cadence Design Systems Inc	Information Technology	459	30,315	0.59
Danaher Corp	Health Care	219	30,243	0.58
Chipotle Mexican Grill Inc	Consumer Discretionary	46	30,075	0.58
McCormick & Co Inc/MD	Consumer Staples	198	27,942	0.54
Berkshire Hathaway Inc	Financials	149	27,173	0.52
Cisco Systems Inc	Information Technology	690	27,125	0.52
F5 Networks Inc	Information Technology	253	26,989	0.52
NextEra Energy Inc	Utilities	111	26,773	0.52
Exelon Corp	Utilities	721	26,531	0.51
Campbell Soup Co	Consumer Staples	556	25,659	0.50
Linde PLC	Materials	147	25,445	0.49
Coca-Cola Co/The	Consumer Staples	573	25,376	0.49
Eli Lilly & Co	Health Care	181	25,100	0.48
American Electric Power Co Inc	Utilities	310	24,806	0.48
Sherwin-Williams Co/The	Materials	53	24,268	0.47
WEC Energy Group Inc	Utilities	272	24,011	0.46

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Equinix Inc	Real Estate	38	23,920	0.46
MarketAxess Holdings Inc	Financials	71	23,686	0.46
Zebra Technologies Corp	Information Technology	129	23,661	0.46
Dominion Energy Inc	Utilities	323	23,350	0.45
Progressive Corp/The	Financials	316	23,333	0.45
Fiserv Inc	Information Technology	240	22,817	0.44
PayPal Holdings Inc	Information Technology	236	22,624	0.44
AutoZone Inc	Consumer Discretionary	27	22,623	0.44
American Tower Corp	Real Estate	102	22,253	0.43
Entergy Corp	Utilities	233	21,903	0.42
Thermo Fisher Scientific Inc	Health Care	77	21,837	0.42
American Water Works Co Inc	Utilities	182	21,778	0.42
Ameren Corp	Utilities	299	21,742	0.42
NIKE Inc	Consumer Discretionary	256	21,214	0.41
Wells Fargo & Co	Financials	738	21,185	0.41
CMS Energy Corp	Utilities	354	20,787	0.40
FirstEnergy Corp	Utilities	517	20,709	0.40
Synopsys Inc	Information Technology	160	20,552	0.40
McDonald’s Corp	Consumer Discretionary	123	20,420	0.39
Take-Two Interactive Software Inc	Communication Services	170	20,123	0.39
General Mills Inc	Consumer Staples	381	20,118	0.39
Charles Schwab Corp/The	Financials	598	20,113	0.39
Electronic Arts Inc	Communication Services	199	19,915	0.38
Cognizant Technology Solutions Corp	Information Technology	428	19,908	0.38
CVS Health Corp	Health Care	335	19,860	0.38
Marsh & McLennan Cos Inc	Financials	227	19,624	0.38
Aon PLC	Financials	117	19,284	0.37
Atmos Energy Corp	Utilities	194	19,282	0.37
DTE Energy Co	Utilities	203	19,252	0.37
Incyte Corp	Health Care	260	19,027	0.37
Hartford Financial Services Group Inc/Th	Financials	537	18,935	0.37
Allstate Corp/The	Financials	206	18,928	0.37
S&P Global Inc	Financials	77	18,770	0.36
Amgen Inc	Health Care	92	18,729	0.36
Activision Blizzard Inc	Communication Services	314	18,659	0.36
Medtronic PLC	Health Care	203	18,275	0.35
Travelers Cos Inc/The	Financials	184	18,257	0.35
Monster Beverage Corp	Consumer Staples	324	18,205	0.35
Consolidated Edison Inc	Utilities	232	18,118	0.35
SBA Communications Corp	Real Estate	67	17,994	0.35
Xcel Energy Inc	Utilities	298	17,989	0.35
Eversource Energy	Utilities	220	17,205	0.33
Yum! Brands Inc	Consumer Discretionary	251	17,170	0.33
ConocoPhillips	Energy	549	16,903	0.33
Duke Energy Corp	Utilities	206	16,694	0.32
Cabot Oil & Gas Corp	Energy	968	16,647	0.32
CME Group Inc	Financials	96	16,567	0.32
Hershey Co/The	Consumer Staples	123	16,310	0.32
Public Storage	Real Estate	81	16,094	0.31
Alliant Energy Corp	Utilities	331	15,986	0.31
Realty Income Corp	Real Estate	317	15,829	0.31
Raytheon Technologies Corp	—	168	15,813	0.31
Pinnacle West Capital Corp	Utilities	208	15,786	0.30
Elanco Animal Health Inc	Health Care	703	15,749	0.30
Waste Management Inc	Industrials	167	15,479	0.30
Texas Instruments Inc	Information Technology	154	15,416	0.30
State Street Corp	Financials	289	15,401	0.30
Kimberly-Clark Corp	Consumer Staples	120	15,293	0.30
Moody’s Corp	Financials	72	15,262	0.29
Expeditors International of Washington I	Industrials	228	15,188	0.29
Cincinnati Financial Corp	Financials	200	15,117	0.29
Illumina Inc	Health Care	55	15,084	0.29
Biogen Inc	Health Care	47	14,987	0.29
Sempra Energy	Utilities	132	14,903	0.29
Under Armour Inc	Consumer Discretionary	1,615	14,875	0.29
Hormel Foods Corp	Consumer Staples	319	14,870	0.29
Extra Space Storage Inc	Real Estate	155	14,837	0.29
Skechers U.S.A. Inc	Consumer Discretionary	622	14,772	0.29
Intercontinental Exchange Inc	Financials	181	14,595	0.28
JM Smucker Co/The	Consumer Staples	131	14,513	0.28
Lowe’s Cos Inc	Consumer Discretionary	168	14,425	0.28
Morgan Stanley	Financials	423	14,369	0.28
Las Vegas Sands Corp	Consumer Discretionary	331	14,059	0.27
Willis Towers Watson PLC	Financials	83	14,037	0.27
FedEx Corp	Industrials	115	13,989	0.27
Applied Materials Inc	Information Technology	300	13,752	0.27
Advance Auto Parts Inc	Consumer Discretionary	147	13,713	0.26
3M Co	Industrials	100	13,593	0.26
Mondelez International Inc	Consumer Staples	269	13,493	0.26
Charter Communications Inc	Communication Services	31	13,397	0.26
Prologis Inc	Real Estate	158	12,690	0.25
Kellogg Co	Consumer Staples	211	12,640	0.24

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Church & Dwight Co Inc	Consumer Staples	196	12,600	0.24
NiSource Inc	Utilities	502	12,543	0.24
CH Robinson Worldwide Inc	Industrials	187	12,401	0.24
Mid-America Apartment Communities Inc	Real Estate	120	12,322	0.24
Fair Isaac Corp	Information Technology	40	12,280	0.24
NVIDIA Corp	Information Technology	47	12,274	0.24
PPL Corp	Utilities	493	12,157	0.23
Colgate-Palmolive Co	Consumer Staples	183	12,119	0.23
Public Service Enterprise Group Inc	Utilities	269	12,076	0.23
Digital Realty Trust Inc	Real Estate	86	12,012	0.23
Dollar General Corp	Consumer Discretionary	79	11,922	0.23
Honeywell International Inc	Industrials	88	11,839	0.23
Cboe Global Markets Inc	Financials	131	11,718	0.23
Clorox Co/The	Consumer Staples	67	11,687	0.23
Veeva Systems Inc	Health Care	75	11,662	0.23
Edison International	Utilities	212	11,593	0.22
AmerisourceBergen Corp	Health Care	131	11,583	0.22
Skyworks Solutions Inc	Information Technology	129	11,572	0.22
Chevron Corp	Energy	160	11,568	0.22
US Bancorp	Financials	334	11,516	0.22
McKesson Corp	Health Care	85	11,478	0.22
Tyson Foods Inc	Consumer Staples	198	11,463	0.22
United Rentals Inc	Industrials	110	11,332	0.22
Republic Services Inc	Industrials	151	11,297	0.22
Laboratory Corp of America Holdings	Health Care	89	11,278	0.22
TransDigm Group Inc	Industrials	35	11,144	0.22
Verisk Analytics Inc	Industrials	79	11,079	0.21
HCA Healthcare Inc	Health Care	120	10,824	0.21
Equity Residential	Real Estate	175	10,789	0.21
American Express Co	Financials	123	10,561	0.20
Hanesbrands Inc	Consumer Discretionary	1,332	10,480	0.20
Liberty Broadband Corp	Communication Services	94	10,400	0.20
DuPont de Nemours Inc	Materials	297	10,113	0.20
Essex Property Trust Inc	Real Estate	45	9,915	0.19
Healthpeak Properties Inc	Real Estate	414	9,874	0.19
Fidelity National Information Services I	Information Technology	81	9,873	0.19
Hess Corp	Energy	296	9,854	0.19
Alexandria Real Estate Equities Inc	Real Estate	72	9,835	0.19
Target Corp	Consumer Discretionary	106	9,814	0.19
Brown-Forman Corp	Consumer Staples	177	9,798	0.19
Duke Realty Corp	Real Estate	302	9,782	0.19
AvalonBay Communities Inc	Real Estate	66	9,780	0.19
Illinois Tool Works Inc	Industrials	69	9,759	0.19
Sysco Corp	Consumer Staples	213	9,713	0.19
Welltower Inc	Real Estate	209	9,591	0.19
Hasbro Inc	Consumer Discretionary	133	9,519	0.18
NVR Inc	Consumer Discretionary	4	9,494	0.18
Prudential Financial Inc	Financials	182	9,480	0.18
T Rowe Price Group Inc	Financials	97	9,461	0.18
Starbucks Corp	Consumer Discretionary	142	9,324	0.18
Hubbell Inc	Industrials	81	9,267	0.18
CarMax Inc	Consumer Discretionary	172	9,266	0.18
Ecolab Inc	Materials	59	9,140	0.18
Evergy Inc	Utilities	164	9,021	0.17
CenterPoint Energy Inc	Utilities	577	8,913	0.17
Everest Re Group Ltd	Financials	46	8,908	0.17
Tempur Sealy International Inc	Consumer Discretionary	203	8,890	0.17
Zimmer Biomet Holdings Inc	Health Care	88	8,877	0.17
Air Products & Chemicals Inc	Materials	44	8,852	0.17
UDR Inc	Real Estate	241	8,809	0.17
Credit Acceptance Corp	Financials	34	8,693	0.17
Live Nation Entertainment Inc	Communication Services	189	8,574	0.17
Hologic Inc	Health Care	242	8,502	0.16
Anthem Inc	Health Care	37	8,375	0.16
Baxter International Inc	Health Care	103	8,352	0.16
Under Armour Inc	Consumer Discretionary	982	7,919	0.15
Dollar Tree Inc	Consumer Discretionary	106	7,819	0.15
Zoetis Inc	Health Care	66	7,789	0.15
Iron Mountain Inc	Real Estate	327	7,786	0.15
Walgreens Boots Alliance Inc	Consumer Staples	169	7,740	0.15
Omnicom Group Inc	Communication Services	140	7,713	0.15
Emerson Electric Co	Industrials	161	7,687	0.15
IHS Markit Ltd	Industrials	128	7,660	0.15
Ball Corp	Materials	118	7,655	0.15
Ameriprise Financial Inc	Financials	74	7,602	0.15
Constellation Brands Inc	Consumer Staples	53	7,552	0.15
Ingersoll Rand Inc	Industrials	304	7,551	0.15
EOG Resources Inc	Energy	209	7,525	0.15
Conagra Brands Inc	Consumer Staples	255	7,495	0.14
Cummins Inc	Industrials	55	7,483	0.14
WR Berkley Corp	Financials	142	7,431	0.14
Motorola Solutions Inc	Information Technology	56	7,413	0.14

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
AO Smith Corp	Industrials	196	7,405	0.14
Western Union Co/The	Information Technology	403	7,314	0.14
Citizens Financial Group Inc	Financials	387	7,276	0.14
Darden Restaurants Inc	Consumer Discretionary	132	7,194	0.14
Boston Scientific Corp	Health Care	220	7,187	0.14
Simon Property Group Inc	Real Estate	130	7,110	0.14
O’Reilly Automotive Inc	Consumer Discretionary	24	7,080	0.14
TJX Cos Inc/The	Consumer Discretionary	148	7,077	0.14
Sealed Air Corp	Materials	285	7,051	0.14
Avangrid Inc	Utilities	157	6,883	0.13
Dick’s Sporting Goods Inc	Consumer Discretionary	324	6,881	0.13
Burlington Stores Inc	Consumer Discretionary	43	6,878	0.13
Apartment Investment & Management Co	Real Estate	194	6,832	0.13
Regency Centers Corp	Real Estate	178	6,822	0.13
Boston Properties Inc	Real Estate	74	6,779	0.13
Maxim Integrated Products Inc	Information Technology	139	6,754	0.13
ICU Medical Inc	Health Care	33	6,751	0.13
Lamb Weston Holdings Inc	Consumer Staples	117	6,660	0.13
Aflac Inc	Financials	194	6,653	0.13
Ventas Inc	Real Estate	243	6,517	0.13
Nasdaq Inc	Financials	68	6,437	0.12
News Corp	Communication Services	712	6,390	0.12
Rockwell Automation Inc	Industrials	42	6,368	0.12
Discovery Inc	Communication Services	363	6,363	0.12
Nuance Communications Inc	Information Technology	377	6,320	0.12
Xylem Inc/NY	Industrials	96	6,267	0.12
Federal Realty Investment Trust	Real Estate	83	6,221	0.12
Becton Dickinson and Co	Health Care	27	6,206	0.12
PulteGroup Inc	Consumer Discretionary	272	6,081	0.12
DR Horton Inc	Consumer Discretionary	174	5,921	0.11
Arthur J Gallagher & Co	Financials	72	5,855	0.11
Masco Corp	Industrials	169	5,830	0.11
PPG Industries Inc	Materials	69	5,746	0.11
Old Republic International Corp	Financials	376	5,739	0.11
Quest Diagnostics Inc	Health Care	71	5,692	0.11
Interpublic Group of Cos Inc/The	Communication Services	350	5,667	0.11
SVB Financial Group	Financials	37	5,654	0.11
MKS Instruments Inc	Information Technology	69	5,653	0.11
Copart Inc	Industrials	82	5,649	0.11
Tapestry Inc	Consumer Discretionary	426	5,512	0.11
Henry Schein Inc	Health Care	109	5,506	0.11
DENTSPLY SIRONA Inc	Health Care	141	5,492	0.11
Huntington Ingalls Industries Inc	Industrials	29	5,375	0.10
Jack Henry & Associates Inc	Information Technology	34	5,288	0.10
H&R Block Inc	Consumer Discretionary	375	5,273	0.10
Synchrony Financial	Financials	327	5,267	0.10
Discover Financial Services	Financials	146	5,218	0.10
T-Mobile US Inc	Communication Services	62	5,169	0.10
Allegion plc	Industrials	55	5,101	0.10
Ulta Beauty Inc	Consumer Discretionary	29	5,088	0.10
JB Hunt Transport Services Inc	Industrials	54	5,007	0.10
Citrix Systems Inc	Information Technology	34	4,860	0.09
ResMed Inc	Health Care	33	4,839	0.09
Macquarie Infrastructure Corp	Industrials	190	4,810	0.09
HollyFrontier Corp	Energy	195	4,769	0.09
PTC Inc	Information Technology	78	4,746	0.09
Universal Health Services Inc	Health Care	47	4,700	0.09
Xilinx Inc	Information Technology	60	4,687	0.09
Rollins Inc	Industrials	128	4,614	0.09
Nektar Therapeutics	Health Care	257	4,595	0.09
Avery Dennison Corp	Materials	45	4,552	0.09
Stryker Corp	Health Care	27	4,508	0.09
CenturyLink Inc	Communication Services	473	4,475	0.09
Royal Caribbean Cruises Ltd	Consumer Discretionary	137	4,405	0.09
Broadridge Financial Solutions Inc	Information Technology	46	4,377	0.08
Nucor Corp	Materials	121	4,371	0.08
Weyerhaeuser Co	Real Estate	257	4,354	0.08
Lennar Corp	Consumer Discretionary	112	4,294	0.08
Leidos Holdings Inc	Information Technology	46	4,218	0.08
Comerica Inc	Financials	143	4,199	0.08
OneMain Holdings Inc	Financials	218	4,176	0.08
Cooper Cos Inc/The	Health Care	15	4,168	0.08
Martin Marietta Materials Inc	Materials	22	4,094	0.08
CDK Global Inc	Information Technology	124	4,088	0.08
Tractor Supply Co	Consumer Discretionary	48	4,045	0.08
Assured Guaranty Ltd	Financials	156	4,020	0.08
Parker-Hannifin Corp	Industrials	31	4,018	0.08
Southwest Airlines Co	Industrials	111	3,965	0.08
Assurant Inc	Financials	38	3,917	0.08
M&T Bank Corp	Financials	37	3,878	0.07
Vornado Realty Trust	Real Estate	105	3,786	0.07

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
Host Hotels & Resorts Inc	Real Estate	335	3,696	0.07
Teleflex Inc	Health Care	12	3,542	0.07
Capri Holdings Ltd	Consumer Discretionary	326	3,519	0.07
Howard Hughes Corp/The	Real Estate	69	3,476	0.07
Nexstar Media Group Inc	Communication Services	59	3,394	0.07
Accenture PLC	Information Technology	21	3,368	0.07
AES Corp/VA	Utilities	243	3,309	0.06
Bright Horizons Family Solutions Inc	Consumer Discretionary	32	3,255	0.06
Fastenal Co	Industrials	104	3,240	0.06
Archer-Daniels-Midland Co	Consumer Staples	91	3,203	0.06
Global Payments Inc	Information Technology	22	3,101	0.06
AbbVie Inc	Health Care	41	3,087	0.06
Trane Technologies PLC	Industrials	37	3,080	0.06
QUALCOMM Inc	Information Technology	43	2,918	0.06
Loews Corp	Financials	84	2,909	0.06
Robert Half International Inc	Industrials	76	2,871	0.06
Celanese Corp	Materials	38	2,821	0.05
Phillips 66	Energy	52	2,790	0.05
Ford Motor Co	Consumer Discretionary	576	2,784	0.05
Johnson Controls International plc	Industrials	100	2,692	0.05
Genuine Parts Co	Consumer Discretionary	39	2,615	0.05
International Flavors & Fragrances Inc	Materials	25	2,545	0.05
Garmin Ltd	Consumer Discretionary	31	2,312	0.04
CDW Corp/DE	Information Technology	24	2,206	0.04
Paychex Inc	Information Technology	34	2,143	0.04
LyondellBasell Industries NV	Materials	43	2,127	0.04
WW Grainger Inc	Industrials	8	2,104	0.04
Cigna Corp	Health Care	12	2,048	0.04
Molson Coors Beverage Co	Consumer Staples	51	1,992	0.04
International Business Machines Corp	Information Technology	18	1,975	0.04
News Corp	Communication Services	214	1,926	0.04
E*TRADE Financial Corp	Financials	56	1,923	0.04
Cintas Corp	Industrials	11	1,897	0.04
Stanley Black & Decker Inc	Industrials	19	1,861	0.04
Globe Life Inc	Financials	26	1,842	0.04
Nielsen Holdings PLC	Industrials	146	1,833	0.04
Westinghouse Air Brake Technologies Corp	Industrials	35	1,698	0.03
Oracle Corp	Information Technology	35	1,689	0.03
Howmet Aerospace Inc	Industrials	104	1,674	0.03
Equifax Inc	Industrials	14	1,669	0.03
Dover Corp	Industrials	20	1,652	0.03
Citigroup Inc	Financials	39	1,647	0.03
NortonLifeLock Inc	Information Technology	87	1,624	0.03
Gilead Sciences Inc	Health Care	22	1,607	0.03
Qorvo Inc	Information Technology	20	1,582	0.03
Advanced Micro Devices Inc	Information Technology	35	1,571	0.03
MSCI Inc	Financials	5	1,514	0.03
Packaging Corp of America	Materials	17	1,494	0.03
Broadcom Inc	Information Technology	6	1,466	0.03
HP Inc	Information Technology	83	1,449	0.03
Mylan NV	Health Care	93	1,389	0.03
DaVita Inc	Health Care	18	1,344	0.03
Devon Energy Corp	Energy	190	1,312	0.03
Paycom Software Inc	Information Technology	6	1,276	0.02
Kansas City Southern	Industrials	10	1,248	0.02
Akamai Technologies Inc	Information Technology	14	1,242	0.02
Hewlett Packard Enterprise Co	Information Technology	127	1,231	0.02
Alexion Pharmaceuticals Inc	Health Care	13	1,164	0.02
Fox Corp	Communication Services	48	1,137	0.02
TE Connectivity Ltd	Information Technology	18	1,130	0.02
Seagate Technology PLC	Information Technology	23	1,121	0.02
Fox Corp	Communication Services	47	1,071	0.02
Fortune Brands Home & Security Inc	Industrials	23	1,011	0.02
Cardinal Health Inc	Health Care	20	976	0.02
Kraft Heinz Co/The	Consumer Staples	39	972	0.02
Bank of New York Mellon Corp/The	Financials	29	971	0.02
Huntington Bancshares Inc/OH	Financials	117	960	0.02
Micron Technology Inc	Information Technology	23	955	0.02
Capital One Financial Corp	Financials	19	935	0.02
Keysight Technologies Inc	Information Technology	11	933	0.02
Regeneron Pharmaceuticals Inc	Health Care	2	919	0.02
Juniper Networks Inc	Information Technology	46	881	0.02
Principal Financial Group Inc	Financials	28	863	0.02
Apache Corp	Energy	205	856	0.02
Caterpillar Inc	Industrials	7	850	0.02
Perrigo Co PLC	Health Care	17	840	0.02
Unum Group	Financials	55	831	0.02
Arista Networks Inc	Information Technology	4	830	0.02
DXC Technology Co	Information Technology	62	815	0.02
Centene Corp	Health Care	14	814	0.02
Eaton Corp PLC	Industrials	10	804	0.02

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
American International Group Inc	Financials	33	793	0.02
NetApp Inc	Information Technology	19	779	0.02
Microchip Technology Inc	Information Technology	11	765	0.01
Delta Air Lines Inc	Industrials	24	675	0.01
Valero Energy Corp	Energy	15	674	0.01
NRG Energy Inc	Utilities	25	672	0.01
Gartner Inc	Information Technology	7	656	0.01
Best Buy Co Inc	Consumer Discretionary	11	655	0.01
Booking Holdings Inc	Consumer Discretionary	—	633	0.01
Invesco Ltd	Financials	65	588	0.01
Lincoln National Corp	Financials	22	585	0.01
Alliance Data Systems Corp	Information Technology	17	574	0.01
Amphenol Corp	Information Technology	8	563	0.01
Snap-on Inc	Industrials	5	563	0.01
Marathon Petroleum Corp	Energy	24	560	0.01
Fifth Third Bancorp	Financials	37	546	0.01
United Airlines Holdings Inc	Industrials	16	515	0.01
Lam Research Corp	Information Technology	2	500	0.01
Alaska Air Group Inc	Industrials	17	494	0.01
CSX Corp	Industrials	8	485	0.01
International Paper Co	Materials	15	475	0.01
Coty Inc	Consumer Staples	92	474	0.01
BorgWarner Inc	Consumer Discretionary	19	473	0.01
eBay Inc	Consumer Discretionary	16	471	0.01
Fortive Corp	Industrials	8	460	0.01
LKQ Corp	Consumer Discretionary	22	446	0.01
Westrock Co	Materials	16	441	0.01
Newell Brands Inc	Consumer Discretionary	32	429	0.01
Dow Inc	Materials	15	424	0.01
Vulcan Materials Co	Materials	4	421	0.01
PNC Financial Services Group Inc/The	Financials	4	412	0.01
Regions Financial Corp	Financials	45	406	0.01
Mohawk Industries Inc	Consumer Discretionary	5	400	0.01
Franklin Resources Inc	Financials	24	399	0.01
FLIR Systems Inc	Information Technology	12	384	0.01
AMETEK Inc	Industrials	5	373	0.01
FleetCor Technologies Inc	Information Technology	2	363	0.01
National Oilwell Varco Inc	Energy	37	362	0.01
IDEXX Laboratories Inc	Health Care	1	358	0.01
Whirlpool Corp	Consumer Discretionary	4	346	0.01
Ross Stores Inc	Consumer Discretionary	4	339	0.01
Eastman Chemical Co	Materials	7	332	0.01
General Motors Co	Consumer Discretionary	16	330	0.01
PVH Corp	Consumer Discretionary	9	326	0.01
Expedia Group Inc	Consumer Discretionary	5	306	0.01
Leggett & Platt Inc	Consumer Discretionary	11	294	0.01
CF Industries Holdings Inc	Materials	10	278	0.01
Ralph Lauren Corp	Consumer Discretionary	4	269	0.01
Baker Hughes Co	Energy	25	262	0.01
Hilton Worldwide Holdings Inc	Consumer Discretionary	4	248	0.00
MGM Resorts International	Consumer Discretionary	20	239	0.00
Kohl’s Corp	Consumer Discretionary	16	238	0.00
KeyCorp	Financials	22	230	0.00
Aptiv PLC	Consumer Discretionary	5	228	0.00
L Brands Inc	Consumer Discretionary	19	221	0.00
Macy’s Inc	Consumer Discretionary	39	190	0.00
Nordstrom Inc	Consumer Discretionary	12	186	0.00
Western Digital Corp	Information Technology	4	148	0.00
IPG Photonics Corp	Information Technology	1	148	0.00
Raymond James Financial Inc	Financials	2	110	0.00
Gap Inc/The	Consumer Discretionary	15	107	0.00
Helmerich & Payne Inc	Energy	7	105	0.00
FMC Corp	Materials	1	99	0.00
Flowserve Corp	Industrials	4	93	0.00
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	8	85	0.00
Carnival Corp	Consumer Discretionary	6	78	0.00
Mosaic Co/The	Materials	7	75	0.00

PURCHASED OPTIONS CONTRACTS — At March 31, 2020, the Fund had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
CBOE Volatility Index	Morgan Stanley Co., Inc.	18.00 USD	04/15/2020	80	$428,320	$230,400	$60,960	$169,440
		18.00 USD	05/20/2020	80	428,320	184,000	50,889	133,111
		47.50 USD	06/17/2020	30	160,620	14,700	51,800	(37,100)

Total purchased options contracts				190		$429,100	$163,649	$265,451

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 4.5%
FHLMC – 2.3%
$28,999	5.000%	11/01/2025	$ 31,284
23,731	5.000	08/01/2028	25,839
10,686	5.000	01/01/2033	11,948
414	5.000	03/01/2033	463
5,829	5.000	04/01/2033	6,517
880	5.000	05/01/2033	984
2,859	5.000	06/01/2033	3,197
17,681	5.000	07/01/2033	19,770
25,262	5.000	08/01/2033	28,229
2,097	5.000	09/01/2033	2,345
5,134	5.000	10/01/2033	5,741
11,523	5.000	11/01/2033	12,883
6,156	5.000	12/01/2033	6,883
5,530	5.000	01/01/2034	6,183
18,870	5.000	02/01/2034	21,068
7,908	5.000	03/01/2034	8,796
14,388	5.000	04/01/2034	15,988
19,137	5.000	05/01/2034	21,388
269,898	5.000	06/01/2034	301,546
4,103	5.000	11/01/2034	4,559
72,903	5.000	04/01/2035	81,501
1,282,692	5.000	07/01/2035	1,425,377
3,150	5.000	11/01/2035	3,521
55,117	5.000	03/01/2036	61,489
19,935	5.000	03/01/2037	21,978
60,642	5.000	12/01/2037	66,848
112,026	5.000	02/01/2038	123,497
273,821	5.000	03/01/2038	301,617
136,468	5.000	07/01/2038	150,320
114,672	5.000	11/01/2038	126,312
298,348	5.000	12/01/2038	328,923
168,088	5.000	01/01/2039	185,118
40,895	5.000	02/01/2039	45,039
272,623	5.000	06/01/2041	300,507

			3,757,658

UMBS – 2.2%
4,284	6.000	03/01/2034	4,914
15,754	6.000	08/01/2034	18,144
65,421	6.000	08/01/2035	76,110
104,800	6.000	09/01/2035	122,275
186,019	6.000	11/01/2035	216,969
416,193	6.000	03/01/2036	484,029
3,744	6.000	06/01/2036	4,355
803,570	6.000	09/01/2036	905,528
145,120	6.000	12/01/2036	169,700
10,154	6.000	02/01/2037	11,830
1,891	6.000	04/01/2037	2,178
3,250	6.000	05/01/2037	3,787
89,477	6.000	06/01/2037	104,866
57,833	6.000	07/01/2037	67,777
125,368	6.000	08/01/2037	145,382
55,409	6.000	09/01/2037	64,908
10,542	6.000	10/01/2037	12,336
31,371	6.000	11/01/2037	36,870
2,568	6.000	12/01/2037	3,016
283,274	6.000	01/01/2038	331,204
36,515	6.000	03/01/2038	42,670
2,052	6.000	04/01/2038	2,407
537	6.000	05/01/2038	600
895	6.000	09/01/2038	1,050
58,171	6.000	10/01/2038	68,229
2,256	6.000	12/01/2038	2,636

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
UMBS – (continued)
$2,039	6.000%	01/01/2039	$ 2,388
8,226	4.000	08/01/2039	8,938
25,443	4.500	02/01/2040	27,700
2,390	6.000	04/01/2040	2,799
99,229	6.000	06/01/2040	116,232
228,289	6.000	05/01/2041	266,570
98,074	4.500	08/01/2041	107,452

			3,435,849

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,974,187)			$ 7,193,507

Collateralized Mortgage Obligations – 2.3%
Regular Floater(a)(b) – 0.2%
FHLMC REMIC Series 3371, Class FA
$156,734	1.305%	09/15/2037	$ 156,552
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A
140,097	1.466	10/07/2020	138,986

			295,538

Sequential Fixed Rate – 2.1%
FHLMC REMIC Series 2755, Class ZA
357,550	5.000	02/15/2034	406,711
FHLMC REMIC Series 4246, Class PT
194,204	6.500	02/15/2036	231,139
FHLMC REMIC Series 4273, Class PD
993,541	6.500	11/15/2043	1,204,618
FNMA REMIC Series 2012-111, Class B
257,373	7.000	10/25/2042	317,597
FNMA REMIC Series 2012-153, Class B
966,333	7.000	07/25/2042	1,219,630

			3,379,695

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,395,281)			$ 3,675,233

Commercial Mortgage-Backed Securities(a) – 11.9%
Agency Multi-Family – 11.9%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K011, Class A2
$5,171,628	4.084%	11/25/2020	$ 5,225,062
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K714, Class A2(b)
13,934,599	3.034	10/25/2020	13,951,292

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,144,390)			$ 19,176,354

Asset-Backed Securities(a) – 0.1%
Home Equity– 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1(b)
$1,662	7.000%	09/25/2037	$ 1,636
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1(b)
55,503	7.000	09/25/2037	53,199

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Home Equity – (continued)
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
$178,741	1.075%		12/07/2020	$ 177,484

TOTAL ASSET-BACKED SECURITIES (Cost $235,906)				$ 232,319

U.S. Treasury Obligations – 27.9%
U.S. Treasury Bonds
$900,000	3.125%		11/15/2041	$ 1,219,500
1,100,000	2.750	(c)	11/15/2042	1,410,750
1,990,000	3.750	(c)	11/15/2043	2,973,185
20,000	3.375	(c)	05/15/2044	28,428
6,600,000	2.875		11/15/2046	8,849,156
4,780,000	3.000	(c)	05/15/2047	6,565,778
420,000	3.375		11/15/2048	621,994
160,000	2.000		02/15/2050	185,825
U.S. Treasury Notes
6,620,000	1.125		07/31/2021	6,696,026
4,610,000	1.875		01/31/2022	4,743,798
20,000	1.875		02/28/2022	20,609
200,000	2.750		04/30/2023	214,875
90,000	2.875		11/30/2023	98,283
700,000	1.125		02/28/2025	726,086
5,960,000	2.875		05/31/2025	6,702,672
900,000	2.750		06/30/2025	1,008,000
2,490,000	2.625		12/31/2025	2,793,469
40,000	1.375		08/31/2026	42,119

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,646,399)				$ 44,900,553

Shares	Description			Value

Exchange Traded Fund(d) – 12.5%
200,000	Goldman Sachs Access Treasury 0-1 Year ETF			$ 20,154,000
(Cost $20,008,000)

Shares	Dividend Rate			Value

Investment Company(d) – 21.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
34,183,793	0.333%			$ 34,183,793
(Cost $34,183,793)

TOTAL INVESTMENTS – 80.4% (Cost $123,587,956)				$129,515,759

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.6%				31,627,161

NET ASSETS – 100.0%				$161,142,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2020.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage-Backed Securities

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Eurodollar	1	12/14/2020	$249,150	$4,068

Total				$4,068

Short position contracts:
U.S. Treasury 2 Year Note	(100)	06/30/2020	$(22,038,281)	$(90,428)
U.S. Treasury 5 Year Note	(123)	06/30/2020	(15,426,891)	(435,680)
U.S. Treasury 10 Year Note	(19)	06/19/2020	(2,638,328)	(51,629)
U.S. Treasury 10 Year Ultra Note	(19)	06/19/2020	(2,968,156)	(30,316)
U.S. Treasury Long Bond	21	06/19/2020	3,772,125	267,255
U.S. Treasury Ultra Bond	(105)	06/19/2020	(23,346,094)	(2,061,757)

Total				$(2,402,555)

Total Futures Contracts				$(2,398,487)

SWAP CONTRACTS — At March 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD	9,100	$(9,047)	$229	$(9,276)

(a)	Payments made quarterly
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2020

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(b)

S&P GSCI Energy 1 Month Forward Index	(0.130)%	BNP Paribas SA	04/08/2020	USD	38,761	$0
S&P GSCI Energy 1 Month Forward Index	(0.000)	Macquarie Bank Ltd.	04/16/2020		43,277	0
BAML Commodity Excess Return Strategy Index(*)	(0.000)	Merrill Lynch & Co., Inc.	08/13/2020		72,498	(20,535)

TOTAL						$(20,535)

*	The components of the basket shown below.
(a)	Payments made monthly.
(b)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.

A basket (BAML Commodity Excess Return Strategy Index) of commodities

Description	Sector	Number of Contracts	Value	Weight

Brent	Energy	1,000	$26,350	9.20%
Gold	Precious	100	159,660	8.21
WTI	Energy	1,000	20,480	7.43
WTI	Energy	1,000	29,790	7.34
Corn	Grains	5,000	17,038	7.31
Copper	Metals	25	123,663	5.85
Wheat	Grains	5,000	28,438	5.51
Soybeans	Grains	5,000	44,300	5.18
Live Cattle	Meats	40,000	36,830	5.17
Aluminum	Metals	25	37,856	4.97
Gasoil	Energy	100	29,475	4.81
Heating Oil	Energy	42,000	42,063	3.61
Natural Gas	Energy	10,000	16,400	3.12
Brent	Energy	1,000	34,130	3.05
Lean Hogs	Meats	40,000	24,130	2.96
Gasoline RBOB	Energy	42,000	24,893	2.59
Kansas Wheat	Grains	5,000	24,650	2.23
Sugar	Softs	112,000	11,670	2.14
Feeder Cattle	Meats	50,000	61,450	1.84
Cotton	Textiles	50,000	25,565	1.49
Zinc	Metals	25	47,563	1.36
Coffee	Softs	37,500	44,831	1.26
Nickel	Metals	6	68,787	1.19
Lead	Metals	25	43,575	0.99
Silver	Precious	5,000	70,780	0.64
Cocoa	Softs	10	22,490	0.56

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At March 31, 2020, the Fund had the following purchased & written options contracts:

OVER THE COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	JPMorgan Chase Bank NA	1.770%	04/08/2020	1,600,000	$1,600,000	$—	$19,425	$(19,425)

Written option contracts
Puts
3M IRS	JPMorgan Chase Bank NA	2.020%	04/08/2020	(2,400,000)	$(2,400,000)	$—	$(9,665)	$9,665

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 77.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
248,414,491	0.333%	$248,414,491

TOTAL INVESTMENTS – 77.2% (Cost $248,414,491)		$248,414,491

OTHER ASSETS IN EXCESS OF LIABILITIES – 22.8%		73,506,665

NET ASSETS – 100.0%		$321,921,156

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	3,080,000	USD	1,852,238	06/17/2020	$42,657
	CAD	4,351,000	USD	3,006,458	06/17/2020	87,541
	CHF	860,000	USD	881,677	06/17/2020	15,109
	CZK	28,400,000	USD	1,112,181	06/17/2020	31,696
	EUR	543,000	USD	596,283	06/17/2020	4,354
	GBP	242,000	USD	286,673	06/17/2020	14,319
	JPY	426,000,000	USD	3,973,992	06/17/2020	892
	KRW	2,920,000,000	USD	2,332,448	06/17/2020	69,559
	NOK	26,500,000	USD	2,467,259	06/17/2020	82,433
	NZD	3,100,000	USD	1,814,923	06/17/2020	33,716
	PLN	7,610,000	USD	1,798,962	06/17/2020	40,040
	SEK	9,300,000	USD	914,444	06/17/2020	27,251
	USD	18,336,406	AUD	27,699,000	06/17/2020	1,295,279
	USD	7,874,016	BRL	34,700,000	04/02/2020	1,195,930
	USD	4,703,888	BRL	23,860,000	05/05/2020	122,402
	USD	18,139,596	CAD	24,322,000	06/17/2020	844,205
	USD	7,833,684	CHF	7,387,000	06/17/2020	130,706
	USD	6,736,453	CLP	5,470,000,000	06/17/2020	332,631
	USD	7,475,606	COP	26,202,000,000	06/17/2020	1,061,095
	USD	26,843,740	CZK	636,656,000	06/17/2020	1,200,907
	USD	58,245,099	EUR	51,814,000	06/17/2020	931,284
	USD	29,622,708	GBP	22,971,250	06/17/2020	1,051,754
	USD	12,933,225	HUF	3,937,025,000	06/17/2020	874,109
	USD	14,210,153	IDR	210,240,000,000	06/17/2020	1,481,383
	USD	22,951,193	INR	1,725,000,000	06/17/2020	524,651
	USD	4,409,049	JPY	470,949,000	06/17/2020	14,759
	USD	16,221,662	KRW	19,320,000,000	06/17/2020	328,934
	USD	8,765,714	MXN	186,360,000	06/17/2020	998,787
	USD	9,886,920	NOK	91,800,000	06/17/2020	1,054,404
	USD	7,914,652	NZD	12,600,000	06/17/2020	400,827
	USD	15,896,987	PLN	61,936,000	06/17/2020	929,787
	USD	5,915,001	RUB	420,000,000	06/17/2020	600,086
	USD	12,439,255	SEK	117,831,000	06/17/2020	507,981
	USD	4,553,872	TRY	29,640,000	06/17/2020	169,427
	USD	9,580,704	ZAR	155,994,000	06/17/2020	947,008

TOTAL						$17,447,903

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	10,591,000	USD	6,910,588	06/17/2020	$(394,735)
	BRL	34,700,000	USD	6,885,149	04/02/2020	(207,064)
	CAD	7,236,000	USD	5,255,974	06/17/2020	(110,449)
	CHF	3,843,000	USD	4,092,368	06/17/2020	(84,983)
	CLP	780,000,000	USD	916,655	06/17/2020	(3,496)
	COP	8,800,000,000	USD	2,284,704	06/17/2020	(130,376)
	CZK	467,183,000	USD	20,415,732	06/17/2020	(1,598,827)
	EUR	37,599,000	USD	42,390,976	06/17/2020	(801,018)
	GBP	34,678,000	USD	44,622,526	06/17/2020	(1,491,069)
	HUF	2,125,333,000	USD	7,011,791	06/17/2020	(501,892)
	IDR	217,800,000,000	USD	14,936,223	06/17/2020	(1,749,739)
	INR	1,063,000,000	USD	14,405,746	06/17/2020	(585,796)
	JPY	2,158,276,000	USD	20,582,481	06/17/2020	(444,226)
	KRW	3,100,000,000	USD	2,605,540	06/17/2020	(55,465)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc. (continued)	MXN	195,600,000	USD	9,931,441	06/17/2020	$(1,779,419)
	NOK	36,500,000	USD	3,784,747	06/17/2020	(272,909)
	NZD	3,520,000	USD	2,205,516	06/17/2020	(106,416)
	PLN	27,464,000	USD	7,158,539	06/17/2020	(521,700)
	RUB	259,000,000	USD	3,883,874	06/17/2020	(606,343)
	SEK	66,722,400	USD	7,032,180	06/17/2020	(276,036)
	TRY	2,880,000	USD	459,293	06/17/2020	(33,274)
	USD	142,717	CAD	206,000	06/17/2020	(3,770)
	USD	461,373	CZK	11,771,000	06/17/2020	(12,732)
	USD	3,694,216	EUR	3,419,000	06/17/2020	(87,696)
	USD	22,609,455	GBP	18,845,000	06/17/2020	(829,390)
	USD	204,060	HUF	66,900,000	06/17/2020	(854)
	USD	4,110,552	IDR	70,200,000,000	06/17/2020	(139,637)
	USD	3,664,719	INR	288,000,000	06/17/2020	(79,538)
	USD	3,836,548	MXN	95,100,000	06/17/2020	(126,935)
	USD	3,246,388	RUB	260,000,000	06/17/2020	(43,797)
	USD	1,885,443	SEK	18,849,000	06/17/2020	(23,161)
	ZAR	5,722,000	USD	357,114	06/17/2020	(40,423)

TOTAL						$(13,143,165)

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	12	06/26/2020	$1,908,840	$(116,793)
CBOE Volatility Index	25	04/15/2020	1,169,375	69,965
EURO STOXX 50 Index	101	06/19/2020	3,059,963	537,523
LME Aluminum Base Metal	114	04/15/2020	4,279,275	(580,244)
LME Aluminum Base Metal	13	05/20/2020	492,131	(14,899)
LME Copper Base Metal	32	04/15/2020	3,954,600	(541,076)
LME Copper Base Metal	9	05/20/2020	1,112,962	(10,334)
LME Lead Base Metal	81	04/15/2020	3,521,981	(196,110)
LME Lead Base Metal	9	05/20/2020	392,175	(921)
LME Nickel Base Metal	32	04/15/2020	2,197,056	(229,900)
LME Zinc Base Metal	65	04/15/2020	3,083,844	(150,060)
LME Zinc Base Metal	7	05/20/2020	332,937	(8,067)
MSCI Emerging Markets E-Mini Index	47	06/19/2020	1,980,815	141,796
S&P 500 E-Mini Index	152	06/19/2020	19,529,720	(296,878)
VSTOXX	456	04/15/2020	2,205,315	332,184
Wheat	3	05/14/2020	85,163	1,941

Total				$(1,061,873)

Short position contracts:
Amsterdam Exchange Index	(15)	04/17/2020	$(1,597,043)	$(156,584)
BIST 30 Index	(2,732)	04/30/2020	(4,416,146)	20,856
Brent Crude Oil	(22)	04/30/2020	(572,220)	490,256
Coffee ‘C’	(31)	05/18/2020	(1,372,913)	(159,443)
Corn	(86)	05/14/2020	(1,470,600)	193,329
Cotton No. 2	(76)	05/06/2020	(1,941,800)	445,544

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
DAX Index	(6)	06/19/2020	$(1,639,047)	$8,663
DJIA CBOT E-Mini Index	(16)	06/19/2020	(1,740,080)	(105,354)
Feeder Cattle	(18)	05/21/2020	(1,097,550)	92,943
FTSE 100 Index	(25)	06/19/2020	(1,749,964)	(98,779)
FTSE/JSE Top 40 Index	(167)	06/18/2020	(3,831,976)	(383,401)
Hang Seng Index	(25)	04/28/2020	(3,824,449)	(204,224)
HSCEI	(58)	04/28/2020	(3,603,702)	(192,418)
KC HRW Wheat	(48)	05/14/2020	(1,178,400)	(124,917)
KOSPI 200 Index	(42)	06/11/2020	(2,035,569)	(160,678)
Lean Hogs	(57)	06/12/2020	(1,417,590)	383,924
Live Cattle	(30)	06/30/2020	(1,104,900)	101,324
LME Aluminum Base Metal	(114)	04/15/2020	(4,279,275)	610,706
LME Aluminum Base Metal	(106)	05/20/2020	(4,012,763)	502,587
LME Copper Base Metal	(32)	04/15/2020	(3,954,600)	627,787
LME Copper Base Metal	(30)	05/20/2020	(3,709,875)	505,992
LME Lead Base Metal	(81)	04/15/2020	(3,521,981)	163,653
LME Lead Base Metal	(81)	05/20/2020	(3,529,575)	194,715
LME Nickel Base Metal	(32)	04/15/2020	(2,197,056)	263,096
LME Nickel Base Metal	(32)	05/20/2020	(2,201,184)	229,076
LME Zinc Base Metal	(65)	04/15/2020	(3,083,844)	402,053
LME Zinc Base Metal	(65)	05/20/2020	(3,091,562)	154,222
Low Sulphur Gasoil	(29)	05/12/2020	(838,100)	421,167
MSCI EAFE E-Mini Index	(187)	06/19/2020	(14,579,455)	(641,579)
MSCI Taiwan Index	(22)	04/29/2020	(816,200)	(31,838)
NASDAQ 100 E-Mini Index	(4)	06/19/2020	(622,900)	(33,497)
Natural Gas	(137)	04/28/2020	(2,270,090)	172,242
Nikkei 225 Index	(11)	06/11/2020	(1,935,550)	15,456
NY Harbor ULSD	(22)	04/30/2020	(916,331)	399,237
OMXS30 Index	(77)	04/17/2020	(1,151,978)	(116,259)
RBOB Gasoline	(18)	04/30/2020	(440,143)	549,588
Russell 2000 E-Mini Index	(197)	06/19/2020	(11,303,860)	240,207
S&P/TSX 60 Index	(36)	06/18/2020	(4,165,594)	(405,609)
SET50 Index	(862)	06/29/2020	(3,902,673)	(230,132)
SGX FTSE China A50 Index	(182)	04/29/2020	(2,293,200)	(65,033)
Silver	(17)	05/27/2020	(1,203,175)	(61,064)
Soybean	(46)	05/14/2020	(2,036,650)	9,004
SPI 200 Index	(42)	06/18/2020	(3,299,673)	(246,262)
Sugar No. 11	(147)	04/30/2020	(1,720,488)	130,006
TOPIX Index	(15)	06/11/2020	(1,957,219)	45,047
WTI Crude Oil	(23)	04/21/2020	(466,670)	541,356

Total				$4,496,965

Total Futures Contracts				$3,435,092

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(b)	0.500%	06/17/2021	AUD	348,960	$362,857	$(512,863)	$875,720
3 Month BA(c)	1.000	06/17/2021	CAD	195,800	546,892	361,295	185,597
6 Month LIBOR(c)	0.000	06/17/2021	CHF	243,950	1,614,307	2,186,163	(571,856)
6 Month EURIBOR(c)	0.000	06/17/2021	EUR	740,990	2,731,812	4,143,035	(1,411,223)
6 Month LIBOR(c)	0.500	06/17/2021	GBP	332,100	162,223	(18,227)	180,450
0.000%(d)	3 Month STIBOR	06/17/2021	SEK	4,218,180	486,152	620,106	(133,954)
3 Month LIBOR(b)	0.500	06/17/2021	USD	669,320	814,857	694,540	120,317
0.000(d)	6 Month EURIBOR	06/17/2022	EUR	139,970	(1,015,265)	(1,559,478)	544,213
0.500(c)	6 Month LIBOR	06/17/2022	GBP	34,820	(46,940)	(13,622)	(33,318)
3 Month LIBOR(b)	0.500	06/17/2022	USD	284,330	871,463	602,405	269,058
6 Month PRIBOR(c)	1.000	09/16/2025	CZK	401,460	238,371	427,300	(188,929)
6 Month BUBOR(c)	1.000	09/16/2025	HUF	1,054,550	(9,785)	61,681	(71,466)
6 Month WIBOR(c)	1.000	09/16/2025	PLN	82,280	142,586	(701,475)	844,061
3 Month JIBAR(b)	7.000	09/16/2025	ZAR	15,610	(6,543)	(6,755)	212
6.500(e)	1 Month TIIE	09/17/2025	MXN	44,330	1,549	50,419	(48,870)
3 Month BA(c)	1.000	06/17/2030	CAD	18,490	(159,568)	(14,000)	(145,568)
6 Month LIBOR(c)	0.000	06/17/2030	CHF	11,950	260,815	775,293	(514,478)
6 Month EURIBOR(c)	0.000	06/17/2030	EUR	17,360	12,285	342,482	(330,197)
0.500(c)	6 Month LIBOR	06/17/2030	GBP	7,990	81,722	80,285	1,437
3 Month STIBOR(b)	0.250	06/17/2030	SEK	211,740	(355,043)	30,003	(385,046)
0.750(c)	3 Month LIBOR	06/17/2030	USD	38,960	(152,583)	675,881	(828,464)
6 Month EURIBOR(c)	0.000	06/17/2050	EUR	10,140	(596,589)	150,146	(746,735)
6 Month LIBOR(c)	0.500	06/17/2050	GBP	11,570	(399,021)	27,945	(426,966)
1.000(c)	3 Month LIBOR	06/17/2050	USD	3,510	(103,631)	(208,981)	105,350

TOTAL					$5,482,923	$8,193,578	$(2,710,655)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2020.
(b)	Payments made quarterly
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2020:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$252	$174,207	$—
Asia	28,087	5,919,373	—
Australia and Oceania	—	27,505	—
Europe	1,071,571	23,542,345	14,985
North America	316,056,199	80,382	—
South America	—	31,517	—
Exchange Traded Funds	149,696,818	—	—
Investment Company	2,544,764,160	—	—
Securities Lending Reinvestment Vehicle	6,589,170	—	—

Total	$3,018,206,257	$29,775,329	$14,985

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$115,653	$—
Futures Contracts	21,106,480	—	—
Credit Default Swap Contracts	—	2,732,147	—

Total	$21,106,480	$2,847,800	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,979,409)	$—
Futures Contracts(b)	(16,042,407)	—	—
Credit Default Swap Contracts(b)	—	(644,375)	—
Total Return Swap Contracts(b)	—	(1,836,836)	—
Written Options Contracts	(42,993,975)	—	—

Total	$(59,036,382)	$(4,460,620)	$—

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$36,644,624	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$44,007	$—
Futures Contracts(b)	3,941,001	—	—
Total Return Swap Contracts(b)	—	142,728	—
Purchased Options Contracts	429,100	—	—

Total	$4,370,101	$186,735	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(106,735)	$—
Futures Contracts(b)	(4,373,842)	—	—
Total Return Swap Contracts(b)	—	(107,509)	—

Total	$(4,373,842)	$(214,244)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$7,193,507	$—
Collateralized Mortgage Obligations	—	3,675,233	—
Commercial Mortgage-Backed Securities	—	19,176,354	—
Asset-Backed Securities	—	232,319	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	44,900,553	—	—
Exchange Traded Fund	20,154,000	—	—
Investment Company	34,183,793	—	—

Total	$99,238,346	$30,277,413	$—

Derivative Type

Assets(b)
Futures Contracts	$271,323	$—	$—

Liabilities(b)
Futures Contracts	$(2,669,810)	$—	$—
Interest Rate Swap Contracts	—	(9,276)	—
Total Return Swap Contracts	—	(20,535)	—

Total	$(2,669,810)	$(29,811)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$248,414,491	$—	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$17,447,903	$—
Futures Contracts	8,997,445	—	—
Interest Rate Swap Contracts	—	3,126,415	—

Total	$8,997,445	$20,574,318	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(13,143,165)	$—
Futures Contracts	(5,562,353)	—	—
Interest Rate Swap Contracts	—	(5,837,070)	—

Total	$(5,562,353)	$(18,980,235)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Alternative Premia and Commodity Strategy Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. However the Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.